                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]   AIM ASIA PACIFIC GROWTH FUND
--SERVICE MARK--     Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   20.49%
Class B Shares                                                                   20.02
Class C Shares                                                                   19.94
Class Y Shares                                                                   20.60
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64
MSCI All Country Asia Pacific Ex-Japan Index(Triangle) (Style-Specific Index)    17.41
Lipper Pacific Region Ex-Japan Funds Index(Triangle) (Peer Group Index)          17.67

(Triangle) Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI ALL COUNTRY ASIA PACIFIC EX-JAPAN INDEX measures the performance of securities listed on stock exchanges of 12 countries in the Asia-Pacific region including developed and emerging countries but excluding Japan.

   The LIPPER PACIFIC REGION EX-JAPAN FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Pacific Region Ex-Japan Funds category. These funds seek to concentrate their investments in equity securities with primary trading markets or operations concentrated in the Pacific region (including Asian countries) and that specifically do not invest in Japan.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM ASIA PACIFIC GROWTH FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (11/3/97)                  5.41%   CLASS A SHARES
10 Years                             6.60    Inception (11/3/97)                  4.17%
 5 Years                             7.18    10 Years                             6.92
 1 Year                            -39.57     5 Years                             3.11
                                              1 Year                            -46.47
CLASS B SHARES
Inception (11/3/97)                  5.43%   CLASS B SHARES
10 Years                             6.60    Inception (11/3/97)                  4.18%
 5 Years                             7.31    10 Years                             6.94
 1 Year                            -39.72     5 Years                             3.20
                                              1 Year                            -46.53
CLASS C SHARES
Inception (11/3/97)                  5.16%   CLASS C SHARES
10 Years                             6.43    Inception (11/3/97)                  3.92%
 5 Years                             7.59    10 Years                             6.77
 1 Year                            -37.21     5 Years                             3.53
                                              1 Year                            -44.31
CLASS Y SHARES
10 Years                             7.21%   CLASS Y SHARES
 5 Years                             8.42    10 Years                             7.53%
 1 Year                            -36.01     5 Years                             4.30
                                              1 Year                            -43.28
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER       THE NET ANNUAL FUND OPERATING EXPENSE        THE PERFORMANCE OF THE FUND'S SHARE
3, 2008; RETURNS SINCE THAT DATE ARE         RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
ACTUAL RETURNS. ALL OTHER RETURNS ARE        PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C AND CLASS Y    CLASS EXPENSES.
PERFORMANCE AND RESTATED CLASS A SHARE       SHARES WAS 1.68%, 2.43%, 2.43% AND 1.43%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        RESPECTIVELY.(1) THE TOTAL ANNUAL FUND          HAD THE ADVISOR NOT WAIVED FEES AND/OR
INCEPTION DATE OF CLASS Y SHARES) AT NET     OPERATING EXPENSE RATIO SET FORTH IN THE     REIMBURSED EXPENSES IN THE PAST,
ASSET VALUE. THE RESTATED CLASS A SHARE      MOST RECENT FUND PROSPECTUS AS OF THE DATE   PERFORMANCE WOULD HAVE BEEN LOWER.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     OF THIS REPORT FOR CLASS A, CLASS B, CLASS
APPLICABLE TO CLASS A SHARES AS WELL AS      C AND CLASS Y SHARES WAS 1.69%, 2.44%,          A REDEMPTION FEE OF 2% WILL BE IMPOSED
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    2.44% AND 1.44%, RESPECTIVELY. THE EXPENSE   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
RECEIVED BY CLASS A SHARES. CLASS A          RATIOS PRESENTED ABOVE MAY VARY FROM THE     THE FUND WITHIN 31 DAYS OF PURCHASE.
SHARES' INCEPTION DATE IS NOVEMBER 3,        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   EXCEPTIONS TO THE REDEMPTION FEE ARE
1997.                                        OF THIS REPORT THAT ARE BASED ON EXPENSES    LISTED IN THE FUND'S PROSPECTUS.
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.                                      (1) Total annual operating expenses less
PAST PERFORMANCE AND CANNOT GUARANTEE                                                         any contractual fee waivers and/or
COMPARABLE FUTURE RESULTS; CURRENT              CLASS A SHARE PERFORMANCE REFLECTS THE        expense reimbursements by the advisor
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B          in effect through at least June 30,
VISIT INVESCOAIM.COM FOR THE MOST RECENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE       2009. See current prospectus for more
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   APPLICABLE CONTINGENT DEFERRED SALES             information.
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
IN NET ASSET VALUE AND THE EFFECT OF THE     CDSC ON CLASS B SHARES DECLINES FROM 5%
MAXIMUM SALES CHARGE UNLESS OTHERWISE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   THE BEGINNING OF THE SEVENTH YEAR. THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ON FUND DISTRIBUTIONS OR SALE OF FUND        YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
SHARES. INVESTMENT RETURN AND PRINCIPAL      HAVE A FRONT-END SALES CHARGE OR A CDSC;
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THEREFORE, PERFORMANCE IS AT NET ASSET
A GAIN OR LOSS WHEN YOU SELL SHARES.         VALUE.


3   AIM ASIA PACIFIC GROWTH FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

   [TAYLOR PHOTO]         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals inline with individual
    Philip Taylor      risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 9594246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM ASIA PACIFIC GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                        SHARES          VALUE
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-91.48%

AUSTRALIA-13.21%

BHP Billiton Ltd.                                        296,960    $  7,148,483
--------------------------------------------------------------------------------
Coca-Cola Amatil Ltd.                                    500,000       3,321,019
--------------------------------------------------------------------------------
Cochlear Ltd.                                            133,000       4,803,560
--------------------------------------------------------------------------------
Computershare Ltd.                                       287,336       1,908,497
--------------------------------------------------------------------------------
CSL Ltd.(b)                                              192,000       4,802,499
--------------------------------------------------------------------------------
CSL Ltd.                                                 111,336       2,784,849
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                 306,491       4,833,940
--------------------------------------------------------------------------------
Toll Holdings Ltd.                                       599,674       2,571,120
--------------------------------------------------------------------------------
Woolworths Ltd.                                          217,200       4,217,464
================================================================================
                                                                      36,391,431
================================================================================


CHINA-16.86%

Agile Property Holdings Ltd.                           2,974,000       2,210,297
--------------------------------------------------------------------------------
China Green (Holdings) Ltd.                            3,204,000       2,575,553
--------------------------------------------------------------------------------
China Nepstar Chain Drugstore Ltd.-ADR                   228,503       1,151,655
--------------------------------------------------------------------------------
CNOOC Ltd.-ADR                                            76,600       8,529,410
--------------------------------------------------------------------------------
Haitian International Holdings Ltd.                    9,624,000       2,039,573
--------------------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd.-Class
  H                                                    6,485,000       3,687,337
--------------------------------------------------------------------------------
Kingdee International Software Group Co. Ltd.          9,012,000       1,528,773
--------------------------------------------------------------------------------
Mingyuan Medicare Development Co. Ltd.                12,220,000         892,606
--------------------------------------------------------------------------------
Minth Group Ltd.                                       5,884,000       3,644,213
--------------------------------------------------------------------------------
Stella International Holdings Ltd.                     4,792,000       6,368,599
--------------------------------------------------------------------------------
Want Want China Holdings Ltd.                          4,839,000       2,428,819
--------------------------------------------------------------------------------
Xinao Gas Holdings Ltd.                                1,174,000       1,609,006
--------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                         15,712,000       9,760,739
================================================================================
                                                                      46,426,580
================================================================================


HONG KONG-9.56%

Cheung Kong (Holdings) Ltd.                              724,000       7,477,747
--------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.                  5,426,000       1,685,510
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                     341,400       2,092,636
--------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                              670,000       1,660,905
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                 1,202,000       7,056,371
--------------------------------------------------------------------------------
Li & Fung Ltd.                                           948,200       2,669,051
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.                                11,613,240       1,489,386
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.-Wts., expiring
  11/08/10(b)(c)                                      12,214,600          23,641
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.              11,344,000       2,185,499
================================================================================
                                                                      26,340,746
================================================================================


INDIA-2.75%

Bharat Heavy Electricals Ltd.                             97,085       3,221,886
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                143,608       4,351,593
================================================================================
                                                                       7,573,479
================================================================================

INDONESIA-7.87%

PT Astra International Tbk                             5,216,000       8,800,456
--------------------------------------------------------------------------------
PT Bank Central Asia Tbk                              16,419,000       5,139,691
--------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk                     7,777,500       4,282,200
--------------------------------------------------------------------------------
PT Summarecon Agung Tbk                              142,313,500       3,461,130
================================================================================
                                                                      21,683,477
================================================================================


MALAYSIA-9.85%

Digi.com Berhad                                          680,800       4,265,611
--------------------------------------------------------------------------------
Goldis Berhad                                          6,047,000       2,344,639
--------------------------------------------------------------------------------
Kossan Rubber Industries Berhad                        7,048,900       7,129,855
--------------------------------------------------------------------------------
Parkson Holdings Berhad                                5,805,900       6,753,214
--------------------------------------------------------------------------------
Public Bank Berhad                                     1,233,500       2,975,208
--------------------------------------------------------------------------------
SP Setia Berhad                                        1,213,100       1,202,259
--------------------------------------------------------------------------------
YTL Cement Berhad                                      3,023,600       2,446,660
================================================================================
                                                                      27,117,446
================================================================================


PHILIPPINES-8.91%

First Gen Corp.(b)(c)                                  1,279,400         496,199
--------------------------------------------------------------------------------
First Gen Corp.(c)                                     1,379,000         534,828
--------------------------------------------------------------------------------
GMA Holdings, Inc.-PDR(b)(d)                           1,468,000         130,570
--------------------------------------------------------------------------------
GMA Holdings, Inc.-PDR(d)                             51,811,000       4,608,281
--------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                   143,760       6,545,918
--------------------------------------------------------------------------------
PNOC Energy Development Corp.(b)                       2,335,000         174,526
--------------------------------------------------------------------------------
PNOC Energy Development Corp.                         34,575,000       2,584,249
--------------------------------------------------------------------------------
SM Investments Corp.                                   1,886,235       9,480,923
================================================================================
                                                                      24,555,494
================================================================================


SINGAPORE-4.23%

Keppel Corp. Ltd.                                      1,484,000       5,933,722
--------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.                1,126,000       1,942,714
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                                492,000       3,787,199
================================================================================
                                                                      11,663,635
================================================================================


SOUTH KOREA-5.61%

CJ CheilJedang Corp.                                      13,148       1,614,239
--------------------------------------------------------------------------------
CJ Corp.                                                  75,690       2,916,205
--------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                        59,700       3,699,404
--------------------------------------------------------------------------------
Hyundai Development Co.                                   69,480       2,157,088
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM ASIA PACIFIC GROWTH FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Hyundai H&S Co., Ltd.                                     40,710    $  1,830,911
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                              4,034       3,238,645
================================================================================
                                                                      15,456,492
================================================================================


TAIWAN-7.24%

Delta Electronics Inc.                                 1,035,675       2,254,899
--------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp.                 5,622,435       5,189,738
--------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.                                2,844,298       4,530,389
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.            2,941,756       4,909,302
--------------------------------------------------------------------------------
Wistron Corp.                                          2,409,848       3,052,655
================================================================================
                                                                      19,936,983
================================================================================

THAILAND-5.39%

CP ALL PCL                                             1,114,900         393,950
--------------------------------------------------------------------------------
Kasikornbank PCL                                       2,210,200       3,508,502
--------------------------------------------------------------------------------
Major Cineplex Group PCL                              16,515,800       2,974,822
--------------------------------------------------------------------------------
Siam Commercial Bank PCL                               3,246,900       5,545,340
--------------------------------------------------------------------------------
Thai Stanley Electric PCL-Class F                      1,260,100       2,419,551
================================================================================
                                                                      14,842,165
================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $288,880,244)                                 251,987,928
================================================================================



MONEY MARKET FUNDS-4.58%

Liquid Assets Portfolio-Institutional Class(e)         6,299,943       6,299,943
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)               6,299,943       6,299,943
================================================================================
     Total Money Market Funds (Cost $12,599,886)                      12,599,886
================================================================================
TOTAL INVESTMENTS-96.06% (Cost $301,480,130)                         264,587,814
================================================================================
OTHER ASSETS LESS LIABILITIES-3.94%                                   10,856,751
================================================================================
NET ASSETS-100.00%                                                  $275,444,565
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
PDR   - Philippine Deposit Receipts
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $5,627,435, which represented 2.04% of the Fund's Net Assets.
(c)   Non-income producing security.
(d) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of this security as of April 30, 2009 represented 1.72% of the Fund's Net Assets. See Note 4.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               22.2%
-------------------------------------------------------------------------
Financials                                                           18.4
-------------------------------------------------------------------------
Industrials                                                          13.5
-------------------------------------------------------------------------
Materials                                                             7.6
-------------------------------------------------------------------------
Consumer Staples                                                      6.9
-------------------------------------------------------------------------
Information Technology                                                6.5
-------------------------------------------------------------------------
Health Care                                                           5.7
-------------------------------------------------------------------------
Telecommunication Services                                            5.6
-------------------------------------------------------------------------
Energy                                                                3.1
-------------------------------------------------------------------------
Utilities                                                             2.0
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.5
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $277,299,277)                           $247,249,077
--------------------------------------------------------------------------------
Investments in affiliates, at value (Cost $24,180,853)                17,338,737
================================================================================
     Total investments, at value (Cost $301,480,130)                 264,587,814
================================================================================
Cash                                                                     585,599
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $8,895,979)                         9,048,678
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       961,118
--------------------------------------------------------------------------------
  Fund shares sold                                                       292,031
--------------------------------------------------------------------------------
  Dividends                                                              969,263
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         21,303
--------------------------------------------------------------------------------
Other assets                                                              26,297
================================================================================
     Total assets                                                    276,492,103
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                   15,822
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 264,361
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             246,653
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       468,221
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        52,481
================================================================================
     Total liabilities                                                 1,047,538
================================================================================
Net assets applicable to shares outstanding                         $275,444,565
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $346,422,075
--------------------------------------------------------------------------------
Undistributed net investment income                                      681,670
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (34,920,489)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (36,738,691)
================================================================================
                                                                    $275,444,565
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $206,213,212
________________________________________________________________________________
================================================================================
Class B                                                             $ 25,857,393
________________________________________________________________________________
================================================================================
Class C                                                             $ 37,549,914
________________________________________________________________________________
================================================================================
Class Y                                                             $  5,824,046
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               12,999,725
________________________________________________________________________________
================================================================================
Class B                                                                1,717,292
________________________________________________________________________________
================================================================================
Class C                                                                2,505,778
________________________________________________________________________________
================================================================================
Class Y                                                                  366,810
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      15.86
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $15.86 divided by 94.50%)                  $      16.78
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      15.06
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      14.99
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      15.88
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $386,579)                            $  2,921,610
------------------------------------------------------------------------------------------------
Dividends from affiliates                                                                319,170
================================================================================================
     Total investment income                                                           3,240,780
================================================================================================


EXPENSES:

Advisory fees                                                                          1,108,289
------------------------------------------------------------------------------------------------
Administrative services fees                                                              42,140
------------------------------------------------------------------------------------------------
Custodian fees                                                                           105,949
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                219,827
------------------------------------------------------------------------------------------------
  Class B                                                                                118,430
------------------------------------------------------------------------------------------------
  Class C                                                                                165,174
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      582,504
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,769
------------------------------------------------------------------------------------------------
Other                                                                                    146,119
================================================================================================
     Total expenses                                                                    2,502,201
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (11,963)
================================================================================================
     Net expenses                                                                      2,490,238
================================================================================================
Net investment income                                                                    750,542
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(3,563) and net of foreign taxes of $11)                         (33,463,778)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (248,017)
================================================================================================
                                                                                     (33,711,795)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(115,365))              78,016,186
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     292,784
================================================================================================
                                                                                      78,308,970
================================================================================================
Net realized and unrealized gain                                                      44,597,175
================================================================================================
Net increase in net assets resulting from operations                                $ 45,347,717
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                 2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $    750,542    $   6,858,483
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (33,711,795)      (2,447,864)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         78,308,970     (421,814,809)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations           45,347,717     (417,404,190)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (4,688,360)      (3,795,249)
----------------------------------------------------------------------------------------------------------
  Class B                                                                        (215,906)         (99,294)
----------------------------------------------------------------------------------------------------------
  Class C                                                                        (302,990)        (143,490)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (113,956)              --
==========================================================================================================
     Total distributions from net investment income                            (5,321,212)      (4,038,033)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --      (61,909,244)
----------------------------------------------------------------------------------------------------------
  Class B                                                                              --       (9,486,893)
----------------------------------------------------------------------------------------------------------
  Class C                                                                              --      (13,709,431)
==========================================================================================================
     Total distributions from net realized gains                                      --       (85,105,568)
==========================================================================================================
Share transactions-net:
  Class A                                                                     (12,646,648)     (82,788,560)
----------------------------------------------------------------------------------------------------------
  Class B                                                                      (4,819,088)     (12,163,274)
----------------------------------------------------------------------------------------------------------
  Class C                                                                      (5,727,089)     (16,048,978)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                         549,784        5,629,069
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (22,643,041)    (105,371,743)
==========================================================================================================
     Net increase (decrease) in net assets                                     17,383,464     (611,919,534)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                         258,061,101      869,980,635
==========================================================================================================
  End of period (includes undistributed net investment income of $681,670
     and $5,252,340, respectively)                                           $275,444,565    $ 258,061,101
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM ASIA PACIFIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM ASIA PACIFIC GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM ASIA PACIFIC GROWTH FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $4,008.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $627.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $18,531 in front-end sales commissions from the sale of Class A shares and $3,055, $35,188 and $6,029 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM ASIA PACIFIC GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $123,235,310
--------------------------------------
Level 2                   141,352,504
--------------------------------------
Level 3                            --
======================================
                         $264,587,814
______________________________________
======================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2009.

                                                                               CHANGE IN
                                    VALUE       PURCHASES       PROCEEDS      UNREALIZED       VALUE     DIVIDEND    REALIZED
                                  10/31/08       AT COST       FROM SALES    APPRECIATION    04/30/09     INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------

GMA Holdings, Inc. -PDR         $  4,573,071  $          --  $           --   $   165,780  $  4,738,851  $273,657      $--
______________________________________________________________________________________________________________________________
==============================================================================================================================



NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities sales of $42,413, which resulted in net realized gains (losses) of $(3,563).

NOTE 6--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,328.

NOTE 7--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


13        AIM ASIA PACIFIC GROWTH FUND

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,227 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Any limitation on capital loss use would be in prior annual report.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                     $964,291
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $20,950,160 and $60,299,758, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 37,324,506
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (74,461,225)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(37,136,719)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $301,724,533.




14        AIM ASIA PACIFIC GROWTH FUND

NOTE 11--SHARE INFORMATION


                                                                                SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                        YEAR ENDED
                                                               APRIL 30, 2009(a)                     OCTOBER 31, 2008
                                                          ---------------------------     -------------------------------------
                                                            SHARES              AMOUNT               SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                  1,221,974     $ 16,510,449               4,613,156     $ 121,544,675
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     89,600        1,139,875                 433,222        10,960,605
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    248,504        3,163,005                 884,628        22,316,753
-------------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  52,762          658,771                 329,465         5,747,508
===============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    339,942        4,419,246               2,141,494        59,983,256
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     16,479          204,009                 340,688         8,987,340
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     22,769          280,514                 485,504        12,749,319
-------------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      8,633          112,231                      --                --
===============================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    123,037        1,650,682                 466,651        11,453,713
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (129,937)      (1,650,682)               (496,690)      (11,453,713)
===============================================================================================================================
Reacquired:(c)
  Class A(b)                                              (2,694,768)     (35,227,025)            (11,605,998)     (275,770,204)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (367,606)      (4,512,290)               (949,454)      (20,657,506)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (753,200)      (9,170,608)             (2,344,095)      (51,115,050)
-------------------------------------------------------------------------------------------------------------------------------
  Class Y                                                    (16,422)        (221,218)                 (7,628)         (118,439)
===============================================================================================================================
     Net increase (decrease) in share activity            (1,838,233)    $(22,643,041)             (5,709,057)    $(105,371,743)
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     326,848      $ 5,710,032
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (326,848)      (5,710,032)
     ____________________________________________________________________________________________________
     ====================================================================================================




(c) Net of redemption fees of $15,437 and $64,912 for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


15        AIM ASIA PACIFIC GROWTH FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(c)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $13.52     $ 0.05       $  2.64(b)    $  2.69     $(0.35)       $   --         $(0.35)       $15.86
Year ended 10/31/08           35.16       0.34        (18.36)       (18.02)     (0.21)        (3.41)         (3.62)        13.52
Year ended 10/31/07           22.82       0.24         13.00         13.24      (0.10)        (0.80)         (0.90)        35.16
Year ended 10/31/06           16.41       0.14          6.39          6.53      (0.12)           --          (0.12)        22.82
Year ended 10/31/05           13.72       0.14          2.55          2.69         --            --             --         16.41
Year ended 10/31/04           12.07      (0.01)         1.66          1.65         --            --             --         13.72
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     12.65       0.01          2.51          2.52      (0.11)           --          (0.11)        15.06
Year ended 10/31/08           33.19       0.14        (17.23)       (17.09)     (0.04)        (3.41)         (3.45)        12.65
Year ended 10/31/07           21.65       0.02         12.32         12.34         --         (0.80)         (0.80)        33.19
Year ended 10/31/06           15.61      (0.01)         6.08          6.07      (0.03)           --          (0.03)        21.65
Year ended 10/31/05           13.14       0.03          2.44          2.47         --            --             --         15.61
Year ended 10/31/04           11.64      (0.09)         1.59          1.50         --            --             --         13.14
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     12.59       0.01          2.50          2.51      (0.11)           --          (0.11)        14.99
Year ended 10/31/08           33.06       0.14        (17.16)       (17.02)     (0.04)        (3.41)         (3.45)        12.59
Year ended 10/31/07           21.56       0.02         12.28         12.30         --         (0.80)         (0.80)        33.06
Year ended 10/31/06           15.55      (0.01)         6.05          6.04      (0.03)           --          (0.03)        21.56
Year ended 10/31/05           13.09       0.03          2.43          2.46         --            --             --         15.55
Year ended 10/31/04           11.60      (0.09)         1.58          1.49         --            --             --         13.09
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     13.52       0.07          2.65          2.72      (0.36)           --          (0.36)        15.88
Year ended 10/31/08(f)        17.47       0.02         (3.97)        (3.95)        --            --             --         13.52
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                           RATIO OF          RATIO OF
                                                           EXPENSES          EXPENSES
                                                          TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                         NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(d)   (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(e)
--------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     20.49%(b)   $206,213           1.94%(g)          1.94%(g)        0.83%(g)        9%
Year ended 10/31/08          (56.58)       189,403           1.67              1.68            1.34           25
Year ended 10/31/07           59.90        646,720           1.61              1.63            0.84           41
Year ended 10/31/06           39.97        292,771           1.83              1.85            0.68           58
Year ended 10/31/05           19.61        156,379           2.01              2.03            0.85           36
Year ended 10/31/04           13.67        106,129           2.23              2.25           (0.09)          68
--------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     20.10         25,857           2.69(g)           2.69(g)         0.08(g)         9
Year ended 10/31/08          (56.91)        26,678           2.42              2.43            0.59           25
Year ended 10/31/07           58.70         92,295           2.36              2.38            0.09           41
Year ended 10/31/06           38.96         53,936           2.58              2.60           (0.07)          58
Year ended 10/31/05           18.80         35,600           2.69              2.71            0.17           36
Year ended 10/31/04           12.89         29,174           2.88              2.90           (0.74)          68
--------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     20.12         37,550           2.69(g)           2.69(g)         0.08(g)         9
Year ended 10/31/08          (56.92)        37,630           2.42              2.43            0.59           25
Year ended 10/31/07           58.77        130,965           2.36              2.38            0.09           41
Year ended 10/31/06           38.92         54,898           2.58              2.60           (0.07)          58
Year ended 10/31/05           18.79         26,626           2.69              2.71            0.17           36
Year ended 10/31/04           12.84         11,220           2.88              2.90           (0.74)          68
--------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     20.68          5,824           1.69(g)           1.69(g)         1.08(g)         9
Year ended 10/31/08(f)       (22.61)         4,351           1.52(h)           1.52(h)         1.49(h)        25
____________________________________________________________________________________________________________________
====================================================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains(losses) on securities (both realized and unrealized) per share would have been $2.55, $2.42, $2.41 and $2.56 for Class A, Class B, Class C and Class Y shares, respectively and total return would have been lower.
(c) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)   Commencement date of October 3, 2008.
(g) Ratios are annualized and based on average daily net assets (000's omitted) of $177,319, $23,882, $33,309, and $4,522 for Class A, Class B,
      Class C, and Class Y shares, respectively.
(h)   Annualized.


16        AIM ASIA PACIFIC GROWTH FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM ASIA PACIFIC GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,204.90       $10.61      $1,015.17       $ 9.69       1.94%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,200.20        14.67       1,011.46        13.42       2.69
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,199.40        14.67       1,011.46        13.42       2.69
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,206.00         9.24       1,016.41         8.45       1.69
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM ASIA PACIFIC GROWTH FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                    invescoaim.com   APG-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM EUROPEAN GROWTH FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -1.55%
Class B Shares                                                                   -1.88
Class C Shares                                                                   -1.93
Class R Shares                                                                   -1.65
Class Y Shares                                                                   -1.39
Investor Class Shares                                                            -1.53
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64
MSCI Europe Growth Index(Triangle) (Style-Specific Index)                        -6.06
Lipper European Funds Index(Triangle) (Peer Group Index)                          0.08

(Triangle) Lipper Inc.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI EUROPE GROWTH INDEX is a free float-adjusted market capitalization index that represents the growth segment in developed equity markets in Europe.

   The LIPPER EUROPEAN FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper European Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM EUROPEAN GROWTH FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 OR SALE OF FUND SHARES. INVESTMENT RETURN
                                                                                          AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
applicable sales charges                     quarter-end, including maximum applicable    SHARES.
                                             sales charges
CLASS A SHARES                                                                            THE NET ANNUAL FUND OPERATING EXPENSE
Inception (11/3/97)                  8.94%   CLASS A SHARES                               RATIO SET FORTH IN THE MOST RECENT FUND
10 Years                             6.71    Inception (11/3/97)                  8.03%   PROSPECTUS AS OF THE DATE OF THIS REPORT
 5 Years                             2.36    10 Years                             5.73    FOR CLASS A, CLASS B, CLASS C, CLASS R,
 1 Year                            -46.67     5 Years                            -0.03    CLASS Y AND INVESTOR CLASS SHARES WAS
                                              1 Year                            -50.71    1.50%, 2.25%, 2.25%, 1.75%, 1.25% AND
CLASS B SHARES                                                                            1.48%, RESPECTIVELY.(1) THE TOTAL ANNUAL
Inception (11/3/97)                  8.95%   CLASS B SHARES                               FUND OPERATING EXPENSE RATIO SET FORTH IN
10 Years                             6.72    Inception (11/3/97)                  8.04%   THE MOST RECENT FUND PROSPECTUS AS OF THE
 5 Years                             2.48    10 Years                             5.74    DATE OF THIS REPORT FOR CLASS A, CLASS B,
 1 Year                            -46.52     5 Years                             0.08    CLASS C, CLASS R, CLASS Y AND INVESTOR
                                              1 Year                            -50.57    CLASS SHARES WAS 1.51%, 2.26%, 2.26%,
CLASS C SHARES                                                                            1.76%, 1.26% AND 1.49%, RESPECTIVELY. THE
Inception (11/3/97)                  8.71%   CLASS C SHARES                               EXPENSE RATIOS PRESENTED ABOVE MAY VARY
10 Years                             6.57    Inception (11/3/97)                  7.81%   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 5 Years                             2.78    10 Years                             5.58    SECTIONS OF THIS REPORT THAT ARE BASED ON
 1 Year                            -44.49     5 Years                             0.38    EXPENSES INCURRED DURING THE PERIOD
                                              1 Year                            -48.69    COVERED BY THIS REPORT.
CLASS R SHARES
10 Years                             7.11    CLASS R SHARES                                  CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years                             3.30    10 Years                             6.13    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
 1 Year                            -43.69     5 Years                             0.89    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                              1 Year                            -47.94    APPLICABLE CONTINGENT DEFERRED SALES
CLASS Y SHARES                                                                            CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
10 Years                             7.33%   CLASS Y SHARES                               CDSC ON CLASS B SHARES DECLINES FROM 5%
 5 Years                             3.56    10 Years                             6.34%   BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 1 Year                            -43.48     5 Years                             1.14    THE BEGINNING OF THE SEVENTH YEAR. THE
                                              1 Year                            -47.75    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
INVESTOR CLASS SHARES                                                                     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
10 Years                             7.34    INVESTOR CLASS SHARES                        HAVE A FRONT-END SALES CHARGE; RETURNS
 5 Years                             3.58    10 Years                             6.35    SHOWN ARE AT NET ASSET VALUE AND DO NOT
 1 Year                            -43.54     5 Years                             1.17    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                              1 Year                            -47.79    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
==========================================   ==========================================   ASSETS WITHIN THE FIRST YEAR. CLASS Y
                                                                                          SHARES AND INVESTOR CLASS SHARES DO NOT
CLASS R SHARES' INCEPTION DATE IS JUNE 3,       INVESTOR CLASS SHARES' INCEPTION DATE     HAVE A FRONT-END SALES CHARGE OR A CDSC;
2002. RETURNS SINCE THAT DATE ARE            IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    THEREFORE, PERFORMANCE IS AT NET ASSET
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DATE ARE HISTORICAL RETURNS. ALL OTHER       VALUE.
BLENDED RETURNS OF HISTORICAL CLASS R        RETURNS ARE BLENDED RETURNS OF HISTORICAL
SHARE PERFORMANCE AND RESTATED CLASS A       INVESTOR CLASS SHARE PERFORMANCE AND            THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RESTATED CLASS A SHARE PERFORMANCE (FOR      CLASSES WILL DIFFER PRIMARILY DUE TO
THE INCEPTION DATE OF CLASS R SHARES) AT     PERIODS PRIOR TO THE INCEPTION DATE OF       DIFFERENT SALES CHARGE STRUCTURES AND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     INVESTOR CLASS SHARES) AT NET ASSET VALUE,   CLASS EXPENSES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   WHICH RESTATED PERFORMANCE WILL REFLECT
R SHARES. CLASS A SHARES' INCEPTION DATE     THE RULE 12B-1 FEES APPLICABLE TO CLASS A       A REDEMPTION FEE OF 2% WILL BE IMPOSED
IS NOVEMBER 3, 1997.                         SHARES FOR THE PERIOD USING BLENDED          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                             RETURNS. CLASS A SHARES' INCEPTION DATE IS   THE FUND WITHIN 31 DAYS OF PURCHASE.
   CLASS Y SHARES' INCEPTION DATE IS         NOVEMBER 3, 1997.                            EXCEPTIONS TO THE REDEMPTION FEE ARE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE                                                  LISTED IN THE FUND'S PROSPECTUS.
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE       THE PERFORMANCE DATA QUOTED REPRESENT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      PAST PERFORMANCE AND CANNOT GUARANTEE        (1) Total annual operating expenses less
PERFORMANCE AND RESTATED CLASS A SHARE       COMPARABLE FUTURE RESULTS; CURRENT               contractual advisory fees by the
PERFORMANCE (FOR PERIODS PRIOR TO THE        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       advisor in effect through at least
INCEPTION DATE OF CLASS Y SHARES) AT NET     VISIT INVESCOAIM.COM FOR THE MOST RECENT         June 30, 2009. See current prospectus
ASSET VALUE. THE RESTATED CLASS A SHARE      MONTH-END PERFORMANCE. PERFORMANCE FIGURES       for more information.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     REFLECT REINVESTED DISTRIBUTIONS, CHANGES
APPLICABLE TO CLASS A SHARES AS WELL AS      IN NET ASSET VALUE AND THE EFFECT OF THE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    MAXIMUM SALES CHARGE UNLESS OTHERWISE
RECEIVED BY CLASS A SHARES. CLASS A          STATED. PERFORMANCE FIGURES DO NOT REFLECT
SHARES' INCEPTION DATE IS NOVEMBER 3,        DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
1997.                                        ON FUND DISTRIBUTIONS


3   AIM EUROPEAN GROWTH FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

   [TAYLOR PHOTO]         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
    Philip Taylor      risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at
800 959 4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM EUROPEAN GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-92.27%

BELGIUM-2.58%

Anheuser-Busch InBev N.V.                               424,744    $      1,124
-------------------------------------------------------------------------------
Anheuser-Busch InBev N.V.-Ctfs.(b)                      513,184      15,660,496
===============================================================================
                                                                     15,661,620
===============================================================================


DENMARK-2.22%

Novo Nordisk A.S.-Class B                               284,078      13,477,499
===============================================================================


FINLAND-0.50%

Nokia Oyj                                               214,222       3,052,619
===============================================================================


FRANCE-4.55%

Axa S.A.                                                146,506       2,440,830
-------------------------------------------------------------------------------
BNP Paribas                                             137,823       7,255,159
-------------------------------------------------------------------------------
Cap Gemini S.A.                                          96,975       3,623,997
-------------------------------------------------------------------------------
Total S.A.                                              286,292      14,314,202
===============================================================================
                                                                     27,634,188
===============================================================================


GERMANY-9.52%

Bayer AG                                                261,596      12,975,005
-------------------------------------------------------------------------------
Deutsche Boerse AG                                      185,000      13,653,073
-------------------------------------------------------------------------------
Merck KGaA                                              105,509       9,444,210
-------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                             72,448      15,463,652
-------------------------------------------------------------------------------
Symrise AG                                              463,239       6,326,369
===============================================================================
                                                                     57,862,309
===============================================================================


GREECE-3.25%

Intralot S.A.                                         2,226,503      13,151,848
-------------------------------------------------------------------------------
OPAP S.A.(c)                                            104,000       3,224,791
-------------------------------------------------------------------------------
OPAP S.A.                                               109,190       3,385,720
===============================================================================
                                                                     19,762,359
===============================================================================


IRELAND-3.06%

CRH PLC                                                 188,841       4,910,178
-------------------------------------------------------------------------------
DCC PLC                                                 332,747       6,025,547
-------------------------------------------------------------------------------
Paddy Power PLC                                         417,196       7,667,185
===============================================================================
                                                                     18,602,910
===============================================================================


ITALY-3.66%

Eni S.p.A.                                              577,877      12,521,279
-------------------------------------------------------------------------------
Finmeccanica S.p.A.                                     690,863       9,736,914
===============================================================================
                                                                     22,258,193
===============================================================================


NETHERLANDS-5.05%

Aalberts Industries N.V.                              1,009,744       7,690,808
-------------------------------------------------------------------------------
Heineken Holding N.V.                                   176,162       4,161,038
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                              839,925       8,251,608
-------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                            212,057       2,547,294
-------------------------------------------------------------------------------
TNT N.V.                                                241,866       4,454,678
-------------------------------------------------------------------------------
USG People N.V.                                         382,456       3,593,253
===============================================================================
                                                                     30,698,679
===============================================================================


NORWAY-1.84%

Petroleum Geo-Services A.S.A.(b)                        590,367       2,854,915
-------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(b)                   1,128,076       8,334,836
===============================================================================
                                                                     11,189,751
===============================================================================


RUSSIA-0.67%

Vimpel-Communications-ADR                               432,030       4,069,722
===============================================================================


SPAIN-1.59%

Telefonica S.A.                                         510,035       9,682,572
===============================================================================


SWEDEN-3.70%

Intrum Justitia A.B.                                    987,725       8,594,966
-------------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR                             320,013      13,849,615
===============================================================================
                                                                     22,444,581
===============================================================================


SWITZERLAND-15.16%

Aryzta AG(b)                                            449,957      13,136,629
-------------------------------------------------------------------------------
Bucher Industries AG                                     34,838       2,833,326
-------------------------------------------------------------------------------
Dufry Group                                             142,391       3,804,578
-------------------------------------------------------------------------------
Galenica AG                                              18,497       5,313,628
-------------------------------------------------------------------------------
Nestle S.A.                                             622,905      20,256,171
-------------------------------------------------------------------------------
Roche Holding AG                                        155,163      19,641,746
-------------------------------------------------------------------------------
Sonova Holding AG                                       205,843      13,479,426
-------------------------------------------------------------------------------
Syngenta AG                                              64,053      13,664,115
===============================================================================
                                                                     92,129,619
===============================================================================


TURKEY-1.88%

Haci Omer Sabanci Holding A.S.                        1,879,210       4,771,540
-------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.                 669,546       6,647,413
===============================================================================
                                                                     11,418,953
===============================================================================


UNITED KINGDOM-33.04%

Amlin PLC                                             2,415,273      12,842,073
-------------------------------------------------------------------------------
Aviva PLC                                               449,405       2,049,982
-------------------------------------------------------------------------------
Balfour Beatty PLC                                    1,766,700       8,732,699
-------------------------------------------------------------------------------
BG Group PLC                                            206,233       3,314,503
-------------------------------------------------------------------------------
British American Tobacco PLC                            133,065       3,224,866
-------------------------------------------------------------------------------
Bunzl PLC                                             1,104,809       8,936,254
-------------------------------------------------------------------------------
Capita Group PLC                                        586,570       5,904,026
-------------------------------------------------------------------------------
Compass Group PLC                                     1,624,742       7,762,124
-------------------------------------------------------------------------------
Homeserve PLC                                           678,386      12,276,854
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM EUROPEAN GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

IG Group Holdings PLC                                 2,002,117    $  6,481,239
-------------------------------------------------------------------------------
Imperial Tobacco Group PLC                              828,798      18,940,482
-------------------------------------------------------------------------------
Informa PLC                                           1,851,142       8,064,718
-------------------------------------------------------------------------------
International Power PLC                               2,511,089       9,089,388
-------------------------------------------------------------------------------
Mitie Group PLC                                       3,720,824      11,465,124
-------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                             367,839      14,479,449
-------------------------------------------------------------------------------
Reed Elsevier PLC                                       888,193       6,590,928
-------------------------------------------------------------------------------
Shire PLC                                             1,105,300      13,799,484
-------------------------------------------------------------------------------
Tesco PLC                                             2,088,642      10,364,530
-------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                          547,110       9,569,051
-------------------------------------------------------------------------------
United Business Media Ltd.                              671,954       4,557,039
-------------------------------------------------------------------------------
Vodafone Group PLC                                    6,131,597      11,257,361
-------------------------------------------------------------------------------
VT Group PLC                                            625,676       4,263,735
-------------------------------------------------------------------------------
WPP PLC                                                 992,459       6,784,765
===============================================================================
                                                                    200,750,674
===============================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $627,062,093)                                560,696,248
===============================================================================



FOREIGN PREFERRED STOCKS-0.88%

GERMANY-0.88%

Porsche Automobile Holding S.E.-Pfd. (Cost
  $5,512,103)                                            74,757       5,353,151
===============================================================================



MONEY MARKET FUNDS-4.65%

Liquid Assets Portfolio-Institutional Class(d)       14,114,591      14,114,591
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             14,114,591      14,114,591
===============================================================================
     Total Money Market Funds (Cost $28,229,182)                     28,229,182
===============================================================================
TOTAL INVESTMENTS-97.80% (Cost $660,803,378)                        594,278,581
===============================================================================
OTHER ASSETS LESS LIABILITIES-2.20%                                  13,367,959
===============================================================================
NET ASSETS-100.00%                                                 $607,646,540
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred
SDR    - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2009 represented 0.53% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Staples                                                     18.8%
-------------------------------------------------------------------------
Industrials                                                          18.5
-------------------------------------------------------------------------
Health Care                                                          14.5
-------------------------------------------------------------------------
Consumer Discretionary                                               14.1
-------------------------------------------------------------------------
Financials                                                            8.1
-------------------------------------------------------------------------
Energy                                                                7.9
-------------------------------------------------------------------------
Telecommunication Services                                            4.5
-------------------------------------------------------------------------
Materials                                                             4.1
-------------------------------------------------------------------------
Utilities                                                             1.5
-------------------------------------------------------------------------
Information Technology                                                1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 6.9
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM EUROPEAN GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $632,574,196)                           $566,049,399
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       28,229,182
================================================================================
     Total investments (Cost $660,803,378)                           594,278,581
================================================================================
Foreign currencies, at value (Cost $5,576,524)                         5,613,846
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     6,111,724
--------------------------------------------------------------------------------
  Fund shares sold                                                       280,436
--------------------------------------------------------------------------------
  Dividends                                                            3,973,277
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         47,813
--------------------------------------------------------------------------------
Other assets                                                              43,750
================================================================================
     Total assets                                                    610,349,427
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  818,689
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 931,165
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             571,073
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       241,737
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       140,223
================================================================================
     Total liabilities                                                 2,702,887
================================================================================
Net assets applicable to shares outstanding                         $607,646,540
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $763,869,212
--------------------------------------------------------------------------------
Undistributed net investment income                                    4,630,277
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (94,398,462)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (66,454,487)
================================================================================
                                                                    $607,646,540
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $358,192,913
________________________________________________________________________________
================================================================================
Class B                                                             $ 35,096,381
________________________________________________________________________________
================================================================================
Class C                                                             $ 49,984,806
________________________________________________________________________________
================================================================================
Class R                                                             $ 14,610,832
________________________________________________________________________________
================================================================================
Class Y                                                             $  7,519,519
________________________________________________________________________________
================================================================================
Investor Class                                                      $142,242,089
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               17,668,109
________________________________________________________________________________
================================================================================
Class B                                                                1,834,943
________________________________________________________________________________
================================================================================
Class C                                                                2,611,116
________________________________________________________________________________
================================================================================
Class R                                                                  722,718
________________________________________________________________________________
================================================================================
Class Y                                                                  370,392
________________________________________________________________________________
================================================================================
Investor Class                                                         7,031,109
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      20.27
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $20.27 divided by 94.50%)                  $      21.45
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      19.13
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      19.14
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $      20.22
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      20.30
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $      20.23
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM EUROPEAN GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $958,218)                            $ 10,256,655
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             143,826
================================================================================================
     Total investment income                                                          10,400,481
================================================================================================


EXPENSES:

Advisory fees                                                                          2,762,623
------------------------------------------------------------------------------------------------
Administrative services fees                                                              94,175
------------------------------------------------------------------------------------------------
Custodian fees                                                                           107,648
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                447,242
------------------------------------------------------------------------------------------------
  Class B                                                                                192,341
------------------------------------------------------------------------------------------------
  Class C                                                                                260,258
------------------------------------------------------------------------------------------------
  Class R                                                                                 33,100
------------------------------------------------------------------------------------------------
  Investor Class                                                                         160,189
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                    1,312,504
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 21,577
------------------------------------------------------------------------------------------------
Other                                                                                    242,144
================================================================================================
     Total expenses                                                                    5,633,801
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (30,651)
================================================================================================
     Net expenses                                                                      5,603,150
================================================================================================
Net investment income                                                                  4,797,331
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (77,496,359)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                  (1,282,365)
================================================================================================
                                                                                     (78,778,724)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                               54,655,085
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     543,996
================================================================================================
                                                                                      55,199,081
================================================================================================
Net realized and unrealized gain (loss)                                              (23,579,643)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(18,782,312)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM EUROPEAN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,        OCTOBER 31,
                                                                                2009              2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   4,797,331    $    21,517,023
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (78,778,724)        57,895,293
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        55,199,081       (884,129,681)
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (18,782,312)      (804,717,365)
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (14,054,590)       (12,863,403)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                       (867,366)        (1,030,323)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,170,988)        (1,080,619)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       (424,982)          (257,858)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                       (179,135)                --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (5,350,869)        (4,389,824)
===========================================================================================================
     Total distributions from net investment income                          (22,047,930)       (19,622,027)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (24,532,230)       (75,070,177)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (2,909,127)       (12,762,593)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (3,927,463)       (13,385,625)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       (879,365)        (1,824,238)
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                       (310,669)                --
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (9,173,489)       (25,620,101)
===========================================================================================================
     Total distributions from net realized gains                             (41,732,343)      (128,662,734)
===========================================================================================================
Share transactions-net:
  Class A                                                                    (18,082,835)       (98,203,135)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (7,337,593)       (51,206,236)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (7,992,518)       (24,754,581)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      2,089,576          4,876,993
-----------------------------------------------------------------------------------------------------------
  Class Y                                                                      2,533,531          6,361,082
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               4,704,908        (26,960,849)
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (24,084,931)      (189,886,726)
===========================================================================================================
     Net increase (decrease) in net assets                                  (106,647,516)    (1,142,888,852)
===========================================================================================================


NET ASSETS:

  Beginning of period                                                        714,294,056      1,857,182,908
===========================================================================================================
  End of period (includes undistributed net investment income of
     $4,630,277 and $21,880,876, respectively)                             $ 607,646,540    $   714,294,056
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM EUROPEAN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued base upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM EUROPEAN GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM EUROPEAN GROWTH FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $14,492.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,271.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $17,950 in front-end sales commissions from the sale of Class A shares and $1,434, $44,298, $8,365 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM EUROPEAN GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $ 98,223,332
--------------------------------------
Level 2                   496,055,249
--------------------------------------
Level 3                            --
======================================
                         $594,278,581
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $14,888.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,958 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


13        AIM EUROPEAN GROWTH FUND

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $15,589,322
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $33,472,819 and $115,884,896, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  84,013,736
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (150,538,533)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (66,524,797)
________________________________________________________________________________________________
================================================================================================
Cost of investments is the same for tax and financial statement purposes.




14        AIM EUROPEAN GROWTH FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       655,328     $ 12,924,307      3,185,613     $ 125,356,023
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        87,218        1,609,280        349,883        12,996,414
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       121,933        2,297,026        572,829        21,478,824
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       164,524        3,215,793        331,350        12,586,181
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                    139,591        2,447,902        227,374         6,384,402
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                158,166        3,072,991        371,888        14,365,709
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     1,836,997       35,894,921      1,929,620        80,986,148
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       193,377        3,575,537        326,385        12,892,190
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       255,673        4,732,512        334,603        13,223,510
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        66,693        1,301,182         49,697         2,075,369
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        24,655          482,008             --                --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                715,676       13,955,686        690,306        28,923,829
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       275,427        5,274,049      1,063,394        39,797,527
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (292,018)      (5,274,049)    (1,133,401)      (39,797,527)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (3,759,341)     (72,176,112)    (9,785,932)     (344,342,833)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (400,556)      (7,248,361)    (1,121,151)      (37,297,313)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (817,386)     (15,022,056)    (1,790,312)      (59,456,915)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (126,630)      (2,427,399)      (276,798)       (9,784,557)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (20,245)        (396,379)          (983)          (23,320)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (641,067)     (12,323,769)    (1,932,319)      (70,250,387)
=========================================================================================================================
     Net increase (decrease) in share activity               (1,361,985)    $(24,084,931)    (6,607,954)    $(189,886,726)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     226,468      $ 6,361,494
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (216,596)      (6,084,195)
     ----------------------------------------------------------------------------------------------------
     Investor Class                                                               (9,886)        (277,299)
     ____________________________________________________________________________________________________
     ====================================================================================================



(c) Net of redemption fees of $6,311 and $52,812 allocated among the classes based on relative net assets of each class for the six months and year ended April 30, 2009 and October 31, 2008, respectively.


15        AIM EUROPEAN GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $22.86     $ 0.17       $ (0.59)      $ (0.42)    $(0.79)       $(1.38)        $(2.17)       $20.27
Year ended 10/31/08           49.22       0.63        (23.02)       (22.39)     (0.58)        (3.39)         (3.97)        22.86
Year ended 10/31/07           39.83       0.56         11.52         12.08      (0.31)        (2.38)         (2.69)        49.22
Year ended 10/31/06           31.11       0.31         10.70         11.01      (0.21)        (2.08)         (2.29)        39.83
Year ended 10/31/05           26.23       0.21          4.70          4.91      (0.03)           --          (0.03)        31.11
Year ended 10/31/04           20.02       0.05          6.17          6.22      (0.01)           --          (0.01)        26.23
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     21.37       0.09         (0.54)        (0.45)     (0.41)        (1.38)         (1.79)        19.13
Year ended 10/31/08           46.29       0.33        (21.59)       (21.26)     (0.27)        (3.39)         (3.66)        21.37
Year ended 10/31/07           37.63       0.22         10.87         11.09      (0.05)        (2.38)         (2.43)        46.29
Year ended 10/31/06           29.53       0.04         10.15         10.19      (0.01)        (2.08)         (2.09)        37.63
Year ended 10/31/05           25.03       0.01          4.49          4.50         --            --             --         29.53
Year ended 10/31/04           19.23      (0.10)         5.90          5.80         --            --             --         25.03
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     21.39       0.09         (0.55)        (0.46)     (0.41)        (1.38)         (1.79)        19.14
Year ended 10/31/08           46.31       0.33        (21.59)       (21.26)     (0.27)        (3.39)         (3.66)        21.39
Year ended 10/31/07           37.65       0.22         10.87         11.09      (0.05)        (2.38)         (2.43)        46.31
Year ended 10/31/06           29.54       0.04         10.16         10.20      (0.01)        (2.08)         (2.09)        37.65
Year ended 10/31/05           25.05       0.01          4.48          4.49         --            --             --         29.54
Year ended 10/31/04           19.24      (0.10)         5.91          5.81         --            --             --         25.05
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     22.70       0.14         (0.58)        (0.44)     (0.66)        (1.38)         (2.04)        20.22
Year ended 10/31/08           48.90       0.53        (22.86)       (22.33)     (0.48)        (3.39)         (3.87)        22.70
Year ended 10/31/07           39.60       0.45         11.45         11.90      (0.22)        (2.38)         (2.60)        48.90
Year ended 10/31/06           30.96       0.22         10.66         10.88      (0.16)        (2.08)         (2.24)        39.60
Year ended 10/31/05           26.13       0.16          4.68          4.84      (0.01)           --          (0.01)        30.96
Year ended 10/31/04           19.98       0.01          6.14          6.15         --            --             --         26.13
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     22.87       0.19         (0.59)        (0.40)     (0.79)        (1.38)         (2.17)        20.30
Year ended 10/31/08(f)        28.09       0.03         (5.25)        (5.22)        --            --             --         22.87
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     22.83       0.17         (0.59)        (0.42)     (0.80)        (1.38)         (2.18)        20.23
Year ended 10/31/08           49.14       0.64        (22.98)       (22.34)     (0.58)        (3.39)         (3.97)        22.83
Year ended 10/31/07           39.78       0.56         11.50         12.06      (0.32)        (2.38)         (2.70)        49.14
Year ended 10/31/06           31.08       0.32         10.69         11.01      (0.23)        (2.08)         (2.31)        39.78
Year ended 10/31/05           26.22       0.24          4.69          4.93      (0.07)           --          (0.07)        31.08
Year ended 10/31/04           20.01       0.09          6.15          6.24      (0.03)           --          (0.03)        26.22
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(d)
-------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (1.51)%   $  358,193          1.74%(e)          1.75%(e)        1.71%(e)        6%
Year ended 10/31/08          (49.17)       426,609          1.49              1.50            1.66           18
Year ended 10/31/07           31.84      1,095,988          1.47              1.49            1.28           20
Year ended 10/31/06           37.44        768,769          1.58              1.60            0.87           28
Year ended 10/31/05           18.74        496,328          1.70              1.72            0.71           48
Year ended 10/31/04           31.06        407,566          1.87              1.87            0.19           60
-------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (1.83)        35,096          2.49(e)           2.50(e)         0.96(e)         6
Year ended 10/31/08          (49.56)        48,021          2.24              2.25            0.91           18
Year ended 10/31/07           30.87        177,053          2.22              2.24            0.53           20
Year ended 10/31/06           36.39        161,405          2.33              2.35            0.12           28
Year ended 10/31/05           17.98        144,211          2.39              2.41            0.02           48
Year ended 10/31/04           30.16        130,863          2.52              2.52           (0.46)          60
-------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (1.88)        49,985          2.49(e)           2.50(e)         0.96(e)         6
Year ended 10/31/08          (49.53)        65,252          2.24              2.25            0.91           18
Year ended 10/31/07           30.84        182,178          2.22              2.24            0.53           20
Year ended 10/31/06           36.41        103,675          2.33              2.35            0.12           28
Year ended 10/31/05           17.92         63,806          2.39              2.41            0.02           48
Year ended 10/31/04           30.20         45,222          2.52              2.52           (0.46)          60
-------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (1.61)        14,611          1.99(e)           2.00(e)         1.46(e)         6
Year ended 10/31/08          (49.28)        14,030          1.74              1.75            1.41           18
Year ended 10/31/07           31.53         25,129          1.72              1.74            1.03           20
Year ended 10/31/06           37.11         11,081          1.83              1.85            0.62           28
Year ended 10/31/05           18.52          4,767          1.89              1.91            0.52           48
Year ended 10/31/04           30.78          2,131          2.02              2.02            0.04           60
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (1.39)         7,520          1.49(e)           1.50(e)         1.96(e)         6
Year ended 10/31/08(f)       (18.58)         5,177          1.34(g)           1.35(g)         1.81(g)        18
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     (1.49)       142,242          1.72(e)           1.73(e)         1.73(e)         6
Year ended 10/31/08          (49.14)       155,205          1.47              1.48            1.69           18
Year ended 10/31/07           31.80        376,835          1.47              1.49            1.28           20
Year ended 10/31/06           37.50        266,510          1.55              1.57            0.91           28
Year ended 10/31/05           18.82        202,323          1.63              1.65            0.78           48
Year ended 10/31/04           31.20        184,832          1.71              1.74            0.35           60
___________________________________________________________________________________________________________________
===================================================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $360,759, $38,787, $52,483, $13,350, $5,441 and $137,490 for
      Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)   Commencement date of October 3, 2008.
(g)   Annualized.


16        AIM EUROPEAN GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


17        AIM EUROPEAN GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00        984.50        $ 8.56      $1,016.17       $ 8.70       1.74%
---------------------------------------------------------------------------------------------------
        B            1,000.00        981.20         12.23       1,012.45        12.42       2.49
---------------------------------------------------------------------------------------------------
        C            1,000.00        980.70         12.23       1,012.45        12.42       2.49
---------------------------------------------------------------------------------------------------
        R            1,000.00        983.50          9.79       1,014.93         9.94       1.99
---------------------------------------------------------------------------------------------------
        Y            1,000.00        986.10          7.34       1,017.41         7.45       1.49
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        984.70          8.46       1,016.27         8.60       1.72
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM EUROPEAN GROWTH FUND

[GO PAPERLESS
   GRAPHIC]
====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   EGR-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]  AIM GLOBAL GROWTH FUND
 --SERVICE MARK--  Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]


Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             7
Notes to Financial Statements   10
Financial Highlights            16
Fund Expenses                   18

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -3.67%
Class B Shares                                                                   -4.00
Class C Shares                                                                   -4.06
Class Y Shares                                                                   -3.53
MSCI World Index(Triangle) (Broad Market Index)                                  -5.44
MSCI World Growth Index(Triangle) (Style-Specific Index)                         -4.13
Lipper Global Large-Cap Growth Funds Index(Triangle) (Peer Group Index)          -3.17

(Triangle) Lipper Inc.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The MSCI WORLD GROWTH INDEX is a free float-adjusted market capitalization index that represents the growth segment in global developed market equity performance.

   The LIPPER GLOBAL LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Global Large-Cap Growth Funds category. These funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM GLOBAL GROWTH FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (9/15/94)                  3.82%   CLASS A SHARES
10 Years                            -2.44    Inception (9/15/94)                  3.44%
 5 Years                            -0.93    10 Years                            -2.87
 1 Year                            -40.27     5 Years                            -2.34
                                              1 Year                            -41.11
CLASS B SHARES
Inception (9/15/94)                  3.91%   CLASS B SHARES
10 Years                            -2.33    Inception (9/15/94)                  3.53%
 5 Years                            -0.90    10 Years                            -2.77
 1 Year                            -40.38     5 Years                            -2.32
                                              1 Year                            -41.26
CLASS C SHARES
Inception (8/4/97)                  -0.45%   CLASS C SHARES
10 Years                            -2.48    Inception (8/4/97)                  -0.92%
 5 Years                            -0.51    10 Years                            -2.91
 1 Year                            -37.90     5 Years                            -1.91
                                              1 Year                            -38.74
CLASS Y SHARES
10 Years                            -1.86%   CLASS Y SHARES
 5 Years                             0.23    10 Years                            -2.30%
 1 Year                            -36.66     5 Years                            -1.19
                                              1 Year                            -37.59
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER       THE NET ANNUAL FUND OPERATING EXPENSE     ANCE IS AT NET ASSET VALUE. THE
3, 2008; RETURNS SINCE THAT DATE ARE         RATIO SET FORTH IN THE MOST RECENT FUND      PERFORMANCE OF THE FUND'S SHARE CLASSES
ACTUAL RETURNS. ALL OTHER RETURNS ARE        PROSPECTUS AS OF THE DATE OF THIS REPORT     WILL DIFFER PRIMARILY DUE TO DIFFERENT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C AND CLASS Y    SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE AND RESTATED CLASS A SHARE       SHARES WAS 1.60%, 2.35%, 2.35% AND 1.35%,    EXPENSES.
PERFORMANCE (FOR PERIODS PRIOR TO THE        RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
INCEPTION DATE OF CLASS Y SHARES) AT NET     OPERATING EXPENSE RATIO SET FORTH IN THE        A REDEMPTION FEE OF 2% WILL BE IMPOSED
ASSET VALUE. THE RESTATED CLASS A SHARE      MOST RECENT FUND PROSPECTUS AS OF THE DATE   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     OF THIS REPORT FOR CLASS A, CLASS B, CLASS   THE FUND WITHIN 31 DAYS OF PURCHASE.
APPLICABLE TO CLASS A SHARES AS WELL AS      C AND CLASS Y SHARES WAS 1.61%, 2.36%,       EXCEPTIONS TO THE REDEMPTION FEE ARE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    2.36% AND 1.36%, RESPECTIVELY. THE EXPENSE   LISTED IN THE FUND'S PROSPECTUS.
RECEIVED BY CLASS A SHARES. CLASS A          RATIOS PRESENTED ABOVE MAY VARY FROM THE
SHARES' INCEPTION DATE IS SEPTEMBER          EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   (1) Total annual operating expenses less
15,1994.                                     OF THIS REPORT THAT ARE BASED ON EXPENSES        any contractual fee waivers and/or
                                             INCURRED DURING THE PERIOD COVERED BY THIS       expense reimbursements by the advisor
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.                                          in effect through at least June
PAST PERFORMANCE AND CANNOT GUARANTEE                                                         30,2009. See current prospectus for
COMPARABLE FUTURE RESULTS; CURRENT              CLASS A SHARE PERFORMANCE REFLECTS THE        more information.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
VISIT INVESCOAIM.COM FOR THE MOST RECENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   APPLICABLE CONTINGENT DEFERRED SALES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
IN NET ASSET VALUE AND THE EFFECT OF THE     CDSC ON CLASS B SHARES DECLINES FROM 5%
MAXIMUM SALES CHARGE UNLESS OTHERWISE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   THE BEGINNING OF THE SEVENTH YEAR. THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
ON FUND DISTRIBUTIONS OR SALE OF FUND        YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
SHARES. INVESTMENT RETURN AND PRINCIPAL      HAVE A FRONT-END SALES CHARGE OR A CDSC;
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THEREFORE, PERFORM-
A GAIN OR LOSS WHEN YOU SELL SHARES.


3   AIM GLOBAL GROWTH FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as
  [CROCKETT PHOTO]     shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a
   Bruce Crockett      different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                          Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
   [TAYLOR PHOTO]      believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM GLOBAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-89.82%

AUSTRALIA-3.24%

BHP Billiton Ltd.                                      158,437    $  3,813,929
------------------------------------------------------------------------------
Cochlear Ltd.                                           53,730       1,940,566
------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                54,055         852,549
==============================================================================
                                                                     6,607,044
==============================================================================


BELGIUM-2.27%

Anheuser-Busch InBev N.V.                              152,009       4,638,758
------------------------------------------------------------------------------
Anheuser-Busch InBev N.V.-Ctfs.(b)                      97,344             257
==============================================================================
                                                                     4,639,015
==============================================================================


CANADA-1.27%

Suncor Energy, Inc.                                    102,124       2,592,471
==============================================================================


DENMARK-1.97%

Novo Nordisk A.S.-Class B                               84,561       4,011,823
==============================================================================


FRANCE-4.65%

Axa S.A.                                                49,769         829,165
------------------------------------------------------------------------------
BNP Paribas                                             43,661       2,298,364
------------------------------------------------------------------------------
Cap Gemini S.A.                                         40,655       1,519,295
------------------------------------------------------------------------------
Total S.A.                                              96,810       4,840,366
==============================================================================
                                                                     9,487,190
==============================================================================


GERMANY-4.34%

Bayer AG                                                73,487       3,644,911
------------------------------------------------------------------------------
Merck KGaA                                              32,568       2,915,192
------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                            10,747       2,293,892
==============================================================================
                                                                     8,853,995
==============================================================================


GREECE-0.62%

OPAP S.A.                                               40,671       1,261,110
==============================================================================


HONG KONG-1.98%

Hutchison Whampoa Ltd.                                 384,000       2,254,282
------------------------------------------------------------------------------
Li & Fung Ltd.                                         632,000       1,778,992
==============================================================================
                                                                     4,033,274
==============================================================================


INDIA-1.63%

Infosys Technologies Ltd.                               36,747       1,113,503
------------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR                           72,052       2,219,922
==============================================================================
                                                                     3,333,425
==============================================================================


INDONESIA-0.57%

PT Astra International Tbk                             686,000       1,157,422
==============================================================================


IRELAND-0.94%

CRH PLC                                                 73,645       1,914,892
==============================================================================


ISRAEL-3.34%

Teva Pharmaceutical Industries Ltd.-ADR                155,282       6,815,327
==============================================================================


ITALY-3.69%

Eni S.p.A.                                             186,001       4,030,218
------------------------------------------------------------------------------
Finmeccanica S.p.A.                                    248,641       3,504,307
==============================================================================
                                                                     7,534,525
==============================================================================


JAPAN-4.04%

Hoya Corp.                                              79,600       1,373,773
------------------------------------------------------------------------------
Keyence Corp.                                           12,300       2,166,681
------------------------------------------------------------------------------
Nidec Corp.                                             48,400       2,655,417
------------------------------------------------------------------------------
Toyota Motor Corp.                                      52,500       2,055,440
==============================================================================
                                                                     8,251,311
==============================================================================


MEXICO-1.23%

Grupo Televisa S.A.-ADR                                162,606       2,517,141
==============================================================================


NETHERLANDS-0.75%

TNT N.V.                                                82,498       1,519,447
==============================================================================


PHILIPPINES-1.31%

Philippine Long Distance Telephone Co.                  58,850       2,679,656
==============================================================================


SINGAPORE-0.68%

United Overseas Bank Ltd.                              181,000       1,393,258
==============================================================================


SPAIN-0.97%

Telefonica S.A.                                        104,168       1,977,539
==============================================================================


SWITZERLAND-8.37%

Nestle S.A.                                            159,326       5,181,103
------------------------------------------------------------------------------
Roche Holding AG                                        44,117       5,584,675
------------------------------------------------------------------------------
Sonova Holding AG                                       36,375       2,381,981
------------------------------------------------------------------------------
Syngenta AG                                             18,458       3,937,555
==============================================================================
                                                                    17,085,314
==============================================================================


TAIWAN-0.99%

Taiwan Semiconductor Manufacturing Co. Ltd.          1,208,387       2,016,597
==============================================================================


UNITED KINGDOM-12.23%

Aviva PLC                                              203,150         926,678
------------------------------------------------------------------------------
BG Group PLC                                            84,073       1,351,191
------------------------------------------------------------------------------
British American Tobacco PLC                            34,128         827,101
------------------------------------------------------------------------------
Compass Group PLC                                      434,540       2,075,993
------------------------------------------------------------------------------
Imperial Tobacco Group PLC                             240,583       5,498,032
------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                            102,146       4,020,829
------------------------------------------------------------------------------
Reed Elsevier PLC                                      238,164       1,767,321
------------------------------------------------------------------------------
Tesco PLC                                              531,385       2,636,908
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL GROWTH FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Vodafone Group PLC                                   1,516,092    $  2,783,483
------------------------------------------------------------------------------
WPP PLC                                                446,567       3,052,874
==============================================================================
                                                                    24,940,410
==============================================================================


UNITED STATES-28.74%

Accenture Ltd.-Class A                                  33,622         989,495
------------------------------------------------------------------------------
Apple Inc.(b)                                            8,901       1,120,013
------------------------------------------------------------------------------
Baxter International Inc.                               68,085       3,302,122
------------------------------------------------------------------------------
Chubb Corp. (The)                                       54,623       2,127,566
------------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                  61,981       1,197,473
------------------------------------------------------------------------------
Coca-Cola Co. (The)                                     93,787       4,037,530
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   86,965       5,130,935
------------------------------------------------------------------------------
Corning Inc.                                            48,067         702,739
------------------------------------------------------------------------------
Exxon Mobil Corp.                                       10,500         700,035
------------------------------------------------------------------------------
General Dynamics Corp.                                  25,116       1,297,744
------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                69,461       3,181,314
------------------------------------------------------------------------------
Google Inc.-Class A(b)                                   5,210       2,063,004
------------------------------------------------------------------------------
Johnson & Johnson                                      108,804       5,696,977
------------------------------------------------------------------------------
Kellogg Co.                                             72,282       3,043,795
------------------------------------------------------------------------------
Kroger Co. (The)                                       150,040       3,243,865
------------------------------------------------------------------------------
MasterCard, Inc.-Class A                                11,444       2,099,402
------------------------------------------------------------------------------
McDonald's Corp.                                        17,876         952,612
------------------------------------------------------------------------------
Microsoft Corp.                                        190,545       3,860,442
------------------------------------------------------------------------------
Monsanto Co.                                             9,158         777,423
------------------------------------------------------------------------------
Occidental Petroleum Corp.                              17,537         987,158
------------------------------------------------------------------------------
PepsiCo, Inc.                                           78,781       3,920,142
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              67,545       3,339,425
------------------------------------------------------------------------------
QUALCOMM Inc.                                           23,670       1,001,714
------------------------------------------------------------------------------
Raytheon Co.                                            66,273       2,997,528
------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                               25,469         853,721
==============================================================================
                                                                    58,624,174
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $201,923,610)                                         183,246,360
==============================================================================



PREFERRED STOCKS-0.91%

GERMANY-0.91%

Porsche Automobil Holding S.E.-Pfd. (Germany)           26,055       1,865,730
==============================================================================
     Total Preferred Stocks (Cost $2,628,158)                        1,865,730
==============================================================================



MONEY MARKET FUNDS-7.16%

Liquid Assets Portfolio-Institutional Class(c)       7,298,778       7,298,778
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             7,298,778       7,298,778
==============================================================================
     Total Money Market Funds (Cost $14,597,556)                    14,597,556
==============================================================================
TOTAL INVESTMENTS-97.89% (Cost $219,149,324)                       199,709,646
==============================================================================
OTHER ASSETS LESS LIABILITIES-2.11%                                  4,305,794
==============================================================================
NET ASSETS-100.00%                                                $204,015,440
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Staples                                                     22.3%
-------------------------------------------------------------------------
Health Care                                                          19.8
-------------------------------------------------------------------------
Information Technology                                               12.8
-------------------------------------------------------------------------
Consumer Discretionary                                               10.2
-------------------------------------------------------------------------
Energy                                                                7.1
-------------------------------------------------------------------------
Industrials                                                           5.7
-------------------------------------------------------------------------
Materials                                                             5.1
-------------------------------------------------------------------------
Financials                                                            4.1
-------------------------------------------------------------------------
Telecommunication Services                                            3.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 9.3
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $204,551,768)                           $ 185,112,090
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        14,597,556
=================================================================================
     Total investments, at value (Cost $219,149,324)                  199,709,646
=================================================================================
Foreign currencies, at value (Cost $3,564,767)                          3,570,045
---------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      3,828,170
---------------------------------------------------------------------------------
  Fund shares sold                                                         97,674
---------------------------------------------------------------------------------
  Dividends                                                               859,709
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          32,166
---------------------------------------------------------------------------------
Other assets                                                               27,552
=================================================================================
     Total assets                                                     208,124,962
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 3,443,911
---------------------------------------------------------------------------------
  Fund shares reacquired                                                  277,253
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              200,033
---------------------------------------------------------------------------------
  Accrued other operating expenses                                        104,089
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         84,236
=================================================================================
     Total liabilities                                                  4,109,522
=================================================================================
Net assets applicable to shares outstanding                         $ 204,015,440
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 443,387,554
---------------------------------------------------------------------------------
Undistributed net investment income                                       631,338
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (220,570,282)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (19,433,170)
=================================================================================
                                                                    $ 204,015,440
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $ 172,427,690
_________________________________________________________________________________
=================================================================================
Class B                                                             $  18,335,496
_________________________________________________________________________________
=================================================================================
Class C                                                             $  11,375,069
_________________________________________________________________________________
=================================================================================
Class Y                                                             $     996,124
_________________________________________________________________________________
=================================================================================
Institutional Class                                                 $     881,061
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                10,966,492
_________________________________________________________________________________
=================================================================================
Class B                                                                 1,238,885
_________________________________________________________________________________
=================================================================================
Class C                                                                   768,399
_________________________________________________________________________________
=================================================================================
Class Y                                                                    63,237
_________________________________________________________________________________
=================================================================================
Institutional Class                                                        55,999
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $       15.72
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $15.72 divided by 94.50%)                  $       16.63
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $       14.80
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $       14.80
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $       15.75
_________________________________________________________________________________
=================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       15.73
_________________________________________________________________________________
=================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $228,212)                            $  2,703,253
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              41,726
================================================================================================
     Total investment income                                                           2,744,979
================================================================================================


EXPENSES:

Advisory fees                                                                            816,413
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,794
------------------------------------------------------------------------------------------------
Custodian fees                                                                            45,301
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                212,634
------------------------------------------------------------------------------------------------
  Class B                                                                                104,382
------------------------------------------------------------------------------------------------
  Class C                                                                                 57,123
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     609,161
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         157
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 12,790
------------------------------------------------------------------------------------------------
Other                                                                                    138,735
================================================================================================
     Total expenses                                                                    2,021,490
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (14,689)
================================================================================================
     Net expenses                                                                      2,006,801
================================================================================================
Net investment income                                                                    738,178
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(6,297))                                                         (19,966,942)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (206,812)
================================================================================================
                                                                                     (20,173,754)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                               10,006,240
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      87,671
================================================================================================
                                                                                      10,093,911
================================================================================================
Net realized and unrealized gain (loss)                                              (10,079,843)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $ (9,341,665)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2009             2008
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    738,178    $   3,145,934
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (20,173,754)      13,724,162
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        10,093,911     (191,957,603)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (9,341,665)    (175,087,507)
=========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (2,660,193)        (734,900)
---------------------------------------------------------------------------------------------------------
  Class B                                                                         (5,525)              --
---------------------------------------------------------------------------------------------------------
  Class C                                                                         (2,860)              --
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        (11,795)              --
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (20,615)             (24)
=========================================================================================================
     Total distributions from net investment income                           (2,700,988)        (734,924)
=========================================================================================================
Share transactions-net:
  Class A                                                                     (7,700,314)     (24,085,270)
---------------------------------------------------------------------------------------------------------
  Class B                                                                     (5,831,738)     (29,896,760)
---------------------------------------------------------------------------------------------------------
  Class C                                                                       (789,295)      (5,039,894)
---------------------------------------------------------------------------------------------------------
  Class Y                                                                        195,740          942,705
---------------------------------------------------------------------------------------------------------
  Institutional Class                                                            (67,715)       1,394,081
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (14,193,322)     (56,685,138)
=========================================================================================================
     Net increase (decrease) in net assets                                   (26,235,975)    (232,507,569)
=========================================================================================================


NET ASSETS:

  Beginning of period                                                        230,251,415      462,758,984
---------------------------------------------------------------------------------------------------------
  End of period (includes undistributed net investment income of $631,338
     and $2,594,148, respectively)                                          $204,015,440    $ 230,251,415
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM GLOBAL GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship

11        AIM GLOBAL GROWTH FUND
      between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $4,136.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $693.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $7,524 in front-end sales commissions from the sale of Class A shares and $491, $16,965 and $402 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


12        AIM GLOBAL GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $106,200,977
--------------------------------------
Level 2                    93,508,669
--------------------------------------
Level 3                            --
======================================
                         $199,709,646
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities purchases of $4,530,398 and securities sales of $13,127, which resulted in net realized gains (losses) of $ (6,297).

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,860.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,152 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


13        AIM GLOBAL GROWTH FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $ 88,020,792
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                    101,042,257
-----------------------------------------------------------------------------------------------
October 31, 2011                                                                     11,321,620
===============================================================================================
Total capital loss carryforward                                                    $200,384,669
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $29,972,610 and $53,148,837, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 21,702,761
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (41,154,298)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(19,451,537)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $219,161,183.




14        AIM GLOBAL GROWTH FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       242,172     $  3,695,205      1,497,410     $ 38,052,010
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        71,987        1,030,844        165,799        3,692,774
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        60,110          871,620         92,945        2,106,168
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     14,052          200,089         50,102          951,733
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             8,023          121,405         63,782        1,460,315
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       161,771        2,484,805         26,223          694,393
------------------------------------------------------------------------------------------------------------------------
  Class B                                                           370            5,363             --               --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                           188            2,724             --               --
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           761           11,703             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             1,346           20,615              1               24
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       278,841        4,243,338        883,035       20,709,283
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (296,529)      (4,243,338)      (945,599)     (20,709,283)
========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (1,203,823)     (18,123,662)    (3,536,798)     (83,540,956)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (186,214)      (2,624,607)      (579,696)     (12,880,251)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (116,697)      (1,663,639)      (325,092)      (7,146,062)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (1,103)         (16,052)          (575)          (9,028)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (14,011)        (209,735)        (3,511)         (66,258)
========================================================================================================================
     Net decrease in share activity                            (978,756)    $(14,193,322)    (2,611,974)    $(56,685,138)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(c) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                    FUND SHARES        AMOUNT
     ---------------------------------------------------------------------------------------------------
     Class Y                                                                     49,496        $ 940,433
     ---------------------------------------------------------------------------------------------------
     Class A                                                                    (49,496)       $(940,433)
     ___________________________________________________________________________________________________
     ===================================================================================================



(c) Net of redemption fees of $849 and $2,905 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31 2008, respectively.


15        AIM GLOBAL GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                   (LOSSES) ON
                           NET ASSET      NET      SECURITIES                DIVIDENDS
                             VALUE,   INVESTMENT      (BOTH     TOTAL FROM   FROM NET     NET ASSET                 NET ASSETS,
                           BEGINNING    INCOME    REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END OF    TOTAL     END OF PERIOD
                           OF PERIOD   (LOSS)(a)   UNREALIZED)  OPERATIONS    INCOME      PERIOD(b)    RETURN(c)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $16.56     $ 0.06       $ (0.67)(e)  $ (0.60)    $(0.24)       $15.72      $ (3.62)(e)   172,428
Year ended 10/31/08           28.18       0.24        (11.80)      (11.56)     (0.06)        16.56       (41.11)      190,275
Year ended 10/31/07           22.94       0.12          5.22         5.34      (0.10)        28.18        23.35       355,538
Year ended 10/31/06           19.02       0.06          3.99         4.05      (0.13)        22.94        21.39       310,028
Year ended 10/31/05           16.65       0.08(g)       2.29         2.37         --         19.02        14.23       284,122
Year ended 10/31/04           14.91      (0.04)         1.78         1.74         --         16.65        11.67       286,068

CLASS B
Six months ended 04/30/09     15.42       0.00         (0.62)(e)    (0.62)      0.00         14.80        (4.00)(e)    18,335
Year ended 10/31/08           26.37       0.06        (11.01)      (10.95)        --         15.42       (41.52)       25,426
Year ended 10/31/07           21.54      (0.07)         4.90         4.83         --         26.37        22.42        79,333
Year ended 10/31/06           17.87      (0.09)         3.76         3.67         --         21.54        20.54        90,571
Year ended 10/31/05           15.76      (0.04)(g)      2.15         2.11         --         17.87        13.39       105,368
Year ended 10/31/04           14.18      (0.11)         1.69         1.58         --         15.76        11.14       139,061

CLASS C
Six months ended 04/30/09     15.42       0.00         (0.62)(e)    (0.62)      0.00         14.80        (4.00)(e)    11,375
Year ended 10/31/08           26.38       0.06        (11.02)      (10.96)        --         15.42       (41.55)       12,719
Year ended 10/31/07           21.55      (0.07)         4.90         4.83         --         26.38        22.41        27,878
Year ended 10/31/06           17.88      (0.09)         3.76         3.67         --         21.55        20.52        24,565
Year ended 10/31/05           15.77      (0.04)(g)      2.15         2.11         --         17.88        13.38        23,619
Year ended 10/31/04           14.18      (0.11)         1.70         1.59         --         15.77        11.21        27,649

CLASS Y
Six months ended 04/30/09     16.57       0.08         (0.66)(e)    (0.58)     (0.24)        15.75        (3.48)(e)       996
Year ended 10/31/08(h)        19.00       0.01         (2.44)       (2.43)        --         16.57       (12.79)          821

INSTITUTIONAL CLASS
Six months ended 04/30/09     16.65       0.12         (0.67)(e)    (0.55)     (0.37)        15.73        (3.25)(e)       881
Year ended 10/31/08           28.19       0.30        (11.77)      (11.47)     (0.07)        16.65       (40.79)        1,010
Year ended 10/31/07(h)        27.11       0.02          1.06         1.08         --         28.19         3.98            10
________________________________________________________________________________________________________________________________
================================================================================================================================

                               RATIO OF            RATIO OF
                               EXPENSES            EXPENSES
                              TO AVERAGE          TO AVERAGE       RATIO OF NET
                              NET ASSETS          NET ASSETS        INVESTMENT
                           WITH FEE WAIVERS  WITHOUT FEE WAIVERS  INCOME (LOSS)
                            AND/OR EXPENSES    AND/OR EXPENSES      TO AVERAGE    PORTFOLIO
                               ABSORBED            ABSORBED         NET ASSETS   TURNOVER(d)
--------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09        $1.87(f)            1.87%(f)          0.84%(f)       17%
Year ended 10/31/08               1.59               1.60              1.00           48
Year ended 10/31/07               1.53               1.57              0.47           38
Year ended 10/31/06               1.62               1.68              0.28           42
Year ended 10/31/05               1.77               1.82              0.44(g)        51
Year ended 10/31/04               1.96               1.97             (0.24)          56

CLASS B
Six months ended 04/30/09         2.62(f)            2.62(f)           0.09(f)        17
Year ended 10/31/08               2.34               2.35              0.25           48
Year ended 10/31/07               2.28               2.32             (0.28)          38
Year ended 10/31/06               2.37               2.43             (0.47)          42
Year ended 10/31/05               2.43               2.48             (0.22)(g)       51
Year ended 10/31/04               2.46               2.47             (0.74)          56

CLASS C
Six months ended 04/30/09         2.62(f)            2.62(f)           0.09(f)        17
Year ended 10/31/08               2.34               2.35              0.25           48
Year ended 10/31/07               2.28               2.32             (0.28)          38
Year ended 10/31/06               2.37               2.43             (0.47)          42
Year ended 10/31/05               2.43               2.48             (0.22)(g)       51
Year ended 10/31/04               2.46               2.47             (0.74)          56

CLASS Y
Six months ended 04/30/09         1.62(f)            1.62(f)           1.09(f)        17
Year ended 10/31/08(h)            1.45(i)            1.46(i)           1.14(i)        48

INSTITUTIONAL CLASS
Six months ended 04/30/09         1.05(f)            1.05(f)           1.66(f)        17
Year ended 10/31/08               1.08               1.09              1.51           48
Year ended 10/31/07(h)            1.05(i)            1.05(i)           0.94(i)        38
____________________________________________________________________________________________
============================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $(0.77), $(0.72), $(0.76) and $(0.78) for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively and total return would have been lower.
(f) Ratios are annualized and based on average daily net assets (000's omitted) of $171,517, $21,049, $11,519, $829 and $880 for Class A, Class
      B, Class C, Class Y and Institutional Class shares, respectively.
(g) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.27%, $(0.07) and (0.39)% and $(0.07) and (0.39)% for Class A,
      Class B, and Class C shares, respectively.
(h) Commencement date of October 3, 2008 and September 28, 2007 for Class Y and Institutional Class shares, respectively.
(i)   Annualized.


16        AIM GLOBAL GROWTH FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.



17        AIM GLOBAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $963.30        $ 9.10      $1,015.52       $ 9.35       1.87%
---------------------------------------------------------------------------------------------------
        B            1,000.00        960.00         12.73       1,011.80        13.07       2.62
---------------------------------------------------------------------------------------------------
        C            1,000.00        959.40         12.73       1,011.80        13.07       2.62
---------------------------------------------------------------------------------------------------
        Y            1,000.00        964.70          7.89       1,016.76         8.10       1.62
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM GLOBAL GROWTH FUND

Supplement to Semiannual Report dated 4/30/09

AIM GLOBAL GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 Fund operating expense ratio set forth in
                                             For periods ended 4/30/09                    the most recent Fund prospectus as of the
The following information has been                                                        date of this supplement for Institutional
prepared to provide Institutional Class      10 Years                            -1.77%   Class shares was 1.10%. The expense ratios
shareholders with a performance overview      5 Years                             0.42    presented above may vary from the expense
specific to their holdings. Institutional     1 Year                            -36.50    ratios presented in other sections of the
Class shares are offered exclusively to       6 Months*                          -3.25    actual report that are based on expenses
institutional investors, including defined   ==========================================   incurred during the period covered by the
contribution plans that meet certain                                                      report.
criteria.                                    ==========================================
                                             AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                             For periods ended 3/31/09, most recent       on certain redemptions or exchanges out of
                                             calendar quarter-end                         the Fund within 31 days of purchase.
                                                                                          Exceptions to the redemption fee are
                                             10 Years                            -2.22%   listed in the Fund's prospectus.
                                              5 Years                            -1.03
                                              1 Year                            -37.44       Please note that past performance is
                                              6 Months*                         -24.83    not indicative of future results. More
                                                                                          recent returns may be more or less than
                                             *   Cumulative total return that has not     those shown. All returns assume
                                                 been annualized                          reinvestment of distributions at NAV.
                                             ==========================================   Investment return and principal value will
                                                                                          fluctuate so your shares, when redeemed,
                                             Institutional Class shares' inception date   may be worth more or less than their
                                             is September 28, 2007. Returns since that    original cost. See full report for
                                             date are historical returns. All other       information on comparative benchmarks.
                                             returns are blended returns of historical    Please consult your Fund prospectus for
                                             Institutional Class share performance and    more information. For the most current
                                             restated Class A share performance (for      month-end performance, please call
                                             periods prior to the inception date of       800 451 4246 or visit invescoaim.com.
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1       (1) Total annual operating expenses less
                                             fees applicable to Class A shares. Class A       any contractual fee waivers and/or
                                             shares' inception date is September 15,          expense reimbursements by the advisor
                                             1994.                                            in effect through at least June 30,
                                                                                              2009. See current prospectus for more
                                                Institutional Class shares have no            information.
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.09%.(1) The total annual

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GLG-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $967,50        $5.12       $1,019.59       $5.26        1.05%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM GLOBAL GROWTH FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

 Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,          [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco               --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   GLG-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM GLOBAL SMALL & MID CAP GROWTH FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30,2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                    1.71%
Class B Shares                                                                    1.32
Class C Shares                                                                    1.31
Class Y Shares                                                                    1.91
MSCI World Index(Triangle) (Broad Market Index)                                  -5.44
MSCI World Growth Index(Triangle) (Style-Specific Index)                         -4.13
Lipper Global Small/Mid-Cap Funds Category Average(Triangle)* (Peer Group)        0.13

(Triangle) Lipper Inc.

*  The Fund has elected to use the Lipper Global Small/Mid Cap Funds Category Average
   as its peer group benchmark because Lipper has discontinued the Fund's former peer group benchmark, the Lipper Global Small/Mid Cap Growth Funds Category Average.

The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The MSCI WORLD GROWTH INDEX is a free float-adjusted market capitalization index that represents the growth segment in global developed market equity performance.

   The LIPPER GLOBAL SMALL/MID-CAP FUNDS CATEGORY AVERAGE represents an average of all the funds in the Lipper Global Small/Mid-Cap Funds category. These funds invest at least 75% of their equity assets in companies both inside and outside the U.S. with market capitalizations (on a three-year weighted basis) below Lipper's global large-cap floor.

   The LIPPER GLOBAL SMALL/MID-CAP GROWTH CATEGORY AVERAGE represents an average of all of the funds in the Lipper Global Small/Mid-Cap Growth Funds category. These funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM GLOBAL SMALL & MID CAP GROWTH FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (9/15/94)                  5.79%   CLASS A SHARES
10 Years                             2.21    Inception (9/15/94)                  4.89%
 5 Years                             1.36    10 Years                             1.30
 1 Year                            -43.36     5 Years                            -1.83
                                              1 Year                            -48.22
CLASS B SHARES
Inception (9/15/94)                  5.89%   CLASS B SHARES
10 Years                             2.32    Inception (9/15/94)                  4.98%
 5 Years                             1.52    10 Years                             1.40
 1 Year                            -43.22     5 Years                            -1.67
                                              1 Year                            -48.07
CLASS C SHARES
Inception (8/4/97)                   1.55%   CLASS C SHARES
10 Years                             2.16    Inception (8/4/97)                   0.44%
 5 Years                             1.79    10 Years                             1.24
 1 Year                            -41.04     5 Years                            -1.42
                                              1 Year                            -46.16
CLASS Y SHARES
10 Years                             2.82%   CLASS Y SHARES
 5 Years                             2.56    10 Years                             1.88%
 1 Year                            -39.90     5 Years                            -0.69
                                              1 Year                            -45.15
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER       THE NET ANNUAL FUND OPERATING EXPENSE        THE PERFORMANCE OF THE FUND'S SHARE
3,2008; RETURNS SINCE THAT DATE ARE ACTUAL   RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
RETURNS. ALL OTHER RETURNS ARE BLENDED       PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
RETURNS OF ACTUAL CLASS Y SHARE              FOR CLASS A, CLASS B, CLASS C AND CLASS Y    CLASS EXPENSES.
PERFORMANCE AND RESTATED CLASS A SHARE       SHARES WAS 1.46%, 2.21%, 2.21% AND 1.21%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        RESPECTIVELY.(1) THE TOTAL ANNUAL FUND          A REDEMPTION FEE OF 2% WILL BE IMPOSED
INCEPTION DATE OF CLASS Y SHARES) AT NET     OPERATING EXPENSE RATIO SET FORTH IN THE     ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
ASSET VALUE. THE RESTATED CLASS A SHARE      MOST RECENT FUND PROSPECTUS AS OF THE DATE   THE FUND WITHIN 31 DAYS OF PURCHASE.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     OF THIS REPORT FOR CLASS A, CLASS B, CLASS   EXCEPTIONS TO THE REDEMPTION FEE ARE
APPLICABLE TO CLASS A SHARES AS WELL AS      C AND CLASS Y SHARES WAS 1.47%, 2.22%,       LISTED IN THE FUND'S PROSPECTUS.
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    2.22% AND 1.22%, RESPECTIVELY. THE EXPENSE
RECEIVED BY CLASS A SHARES. CLASS A          RATIOS PRESENTED ABOVE MAY VARY FROM THE     (1) Total annual operating expenses less
SHARES' INCEPTION DATE IS SEPTEMBER 15,      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS       any contractual fee waivers and/or
1994.                                        OF THIS REPORT THAT ARE BASED ON EXPENSES        expense reimbursements by the advisor
                                             INCURRED DURING THE PERIOD COVERED BY THIS       in effect through at least June
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.                                          30, 2009. See current prospectus for
PAST PERFORMANCE AND CANNOT GUARANTEE                                                         more information.
COMPARABLE FUTURE RESULTS; CURRENT              CLASS A SHARE PERFORMANCE REFLECTS THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
VISIT INVESCOAIM.COM FOR THE MOST RECENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   APPLICABLE CONTINGENT DEFERRED SALES
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
IN NET ASSET VALUE AND THE EFFECT OF THE     CDSC ON CLASS B SHARES DECLINES FROM 5%
MAXIMUM SALES CHARGE UNLESS OTHERWISE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
STATED. PERFORMANCE FIGURES DO NOT REFLECT   THE BEGINNING OF THE SEVENTH YEAR. THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CDSC ON CLASS C SHARES IS 1% FOR THE
ON FUND DISTRIBUTIONS OR SALE OF FUND        FIRST YEAR AFTER PURCHASE. CLASS Y SHARES
SHARES. INVESTMENT RETURN AND PRINCIPAL      DO NOT HAVE A FRONT-END SALES CHARGE OR A
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    CDSC; THEREFORE, PERFORMANCE IS AT NET
A GAIN OR LOSS WHEN YOU SELL SHARES.         ASSET VALUE.


3   AIM GLOBAL SMALL & MID CAP GROWTH FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively
      [CROCKETT        affected all investors. However, mutual funds generally are more diversified than other investments; as
        PHOTO]         shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
   Bruce Crockett      Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to meat bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

      [TAYLOR             Recent history should have reminded all of us that investor sentiment can be fickle. This is why we
       PHOTO]          believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

   Philip Taylor          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist -- as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM GLOBAL SMALL & MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-90.41%

CANADA-5.56%

Addax Petroleum Corp.                                    33,094    $    910,834
-------------------------------------------------------------------------------
Astral Media Inc.                                       158,400       4,183,024
-------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd.                          15,058       3,997,210
-------------------------------------------------------------------------------
Gildan Activewear Inc.(b)                               109,957       1,258,810
-------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                   633,900       3,984,454
-------------------------------------------------------------------------------
Onex Corp.                                              306,300       4,928,729
-------------------------------------------------------------------------------
Power Financial Corp.                                   263,200       5,276,353
-------------------------------------------------------------------------------
Shoppers Drug Mart Corp.(b)(c)                          101,284       3,650,027
===============================================================================
                                                                     28,189,441
===============================================================================


GERMANY-5.08%

Deutsche Boerse AG                                      150,400      11,099,579
-------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport(c)                           3,935         839,906
-------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                             38,700       8,260,316
-------------------------------------------------------------------------------
Symrise AG                                              404,510       5,524,318
===============================================================================
                                                                     25,724,119
===============================================================================


GREECE-3.26%

Intralot S.A.                                         1,953,016      11,536,373
-------------------------------------------------------------------------------
OPAP S.A.(c)                                            159,941       4,959,387
===============================================================================
                                                                     16,495,760
===============================================================================


HONG KONG-1.22%

Hongkong Land Holdings Ltd.                           1,297,000       3,215,214
-------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.             15,416,200       2,970,037
===============================================================================
                                                                      6,185,251
===============================================================================


INDONESIA-2.08%

PT Astra International Tbk                            6,239,500      10,527,309
===============================================================================


IRELAND-1.31%

DCC PLC                                                 366,961       6,645,111
===============================================================================


JAPAN-1.70%

EXEDY Corp.                                             467,200       8,623,117
===============================================================================


MALI-0.65%

Playtech Ltd.                                           488,000       3,281,958
===============================================================================


MEXICO-1.13%

America Movil S.A.B. de C.V.-Series L-ADR               173,500       5,699,475
===============================================================================


NETHERLANDS-1.59%

Koninklijke BAM Groep N.V.                              507,099       4,981,852
-------------------------------------------------------------------------------
USG People N.V.                                         329,040       3,091,402
===============================================================================
                                                                      8,073,254
===============================================================================


NORWAY-0.47%

Petroleum Geo-Services A.S.A.(b)                        495,240       2,394,897
===============================================================================


PHILIPPINES-3.50%

Ayala Corp.                                           2,905,864      13,283,609
-------------------------------------------------------------------------------
PNOC Energy Development Corp.(c)                      5,262,000         393,299
-------------------------------------------------------------------------------
PNOC Energy Development Corp.                        54,457,000       4,070,296
===============================================================================
                                                                     17,747,204
===============================================================================


RUSSIA-0.67%

Vimpel-Communications-ADR                               362,136       3,411,321
===============================================================================


SOUTH AFRICA-0.49%

AngloGold Ashanti Ltd.-ADR                               79,843       2,459,164
===============================================================================


SOUTH KOREA-0.54%

Hyundai Development Co.                                  88,880       2,759,383
===============================================================================


SWEDEN-1.65%

Oriflame Cosmetics S.A.-SDR                             193,275       8,364,611
===============================================================================


SWITZERLAND-7.18%

Aryzta AG(b)                                            217,713       6,356,196
-------------------------------------------------------------------------------
Galenica AG                                              14,285       4,103,648
-------------------------------------------------------------------------------
Sonova Holding AG                                       173,455      11,358,529
-------------------------------------------------------------------------------
Syngenta AG                                              52,542      11,208,530
-------------------------------------------------------------------------------
Weatherford International Ltd.(b)                       201,111       3,344,476
===============================================================================
                                                                     36,371,379
===============================================================================


TAIWAN-1.35%

Taiwan Mobile Co., Ltd.                               4,278,079       6,814,111
===============================================================================


THAILAND-1.14%

Siam Commercial Bank PCL                              3,392,900       5,794,691
===============================================================================


TURKEY-1.94%

Haci Omer Sabanci Holding A.S.                        1,520,724       3,861,301
-------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.                 598,629       5,943,332
===============================================================================
                                                                      9,804,633
===============================================================================


UNITED KINGDOM-13.81%

Bunzl PLC                                               720,469       5,827,518
-------------------------------------------------------------------------------
Capita Group PLC                                        485,260       4,884,306
-------------------------------------------------------------------------------
Chemring Group PLC                                      157,852       4,891,909
-------------------------------------------------------------------------------
Compass Group PLC                                       611,853       2,923,097
-------------------------------------------------------------------------------
Homeserve PLC                                           519,854       9,407,876
-------------------------------------------------------------------------------
IG Group Holdings PLC                                 1,623,859       5,256,745
-------------------------------------------------------------------------------
Informa PLC                                           1,187,305       5,172,634
-------------------------------------------------------------------------------
International Power PLC                               2,300,903       8,328,578
-------------------------------------------------------------------------------
Shire PLC                                               789,500       9,856,775
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Ultra Electronics Holdings PLC                          288,643    $  5,048,417
-------------------------------------------------------------------------------
United Business Media Ltd.                              338,848       2,297,990
-------------------------------------------------------------------------------
VT Group PLC                                            888,786       6,056,725
===============================================================================
                                                                     69,952,570
===============================================================================


UNITED STATES-34.09%

Activision Blizzard, Inc.(b)                            269,582       2,903,398
-------------------------------------------------------------------------------
Adobe Systems Inc.(b)                                   140,247       3,835,755
-------------------------------------------------------------------------------
Aeropostale, Inc.(b)                                    101,191       3,437,458
-------------------------------------------------------------------------------
Affiliated Managers Group, Inc.(b)                       58,910       3,349,034
-------------------------------------------------------------------------------
Alliance Data Systems Corp.(b)                           72,753       3,046,168
-------------------------------------------------------------------------------
Amdocs Ltd.(b)                                          136,707       2,861,278
-------------------------------------------------------------------------------
American Tower Corp.-Class A(b)                          88,365       2,806,472
-------------------------------------------------------------------------------
Amphenol Corp.-Class A                                   47,405       1,604,185
-------------------------------------------------------------------------------
ANSYS, Inc.(b)                                           53,134       1,467,561
-------------------------------------------------------------------------------
Apollo Group Inc.-Class A(b)                             36,121       2,273,817
-------------------------------------------------------------------------------
Best Buy Co., Inc.                                       90,174       3,460,878
-------------------------------------------------------------------------------
BJ Services Co.                                         158,644       2,203,565
-------------------------------------------------------------------------------
CA, Inc.                                                129,169       2,228,165
-------------------------------------------------------------------------------
Carter's, Inc.(b)                                        52,507       1,122,600
-------------------------------------------------------------------------------
Chattem, Inc.(b)                                         45,369       2,491,212
-------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                52,596       2,861,748
-------------------------------------------------------------------------------
Continental Resources, Inc.(b)                          129,006       3,012,290
-------------------------------------------------------------------------------
Corrections Corp. of America(b)                         185,996       2,628,124
-------------------------------------------------------------------------------
Crown Holdings, Inc.(b)                                 188,683       4,160,460
-------------------------------------------------------------------------------
DaVita, Inc.(b)                                          63,022       2,922,330
-------------------------------------------------------------------------------
Equifax Inc.                                            109,266       3,186,197
-------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                    131,381       3,928,292
-------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                 54,908       3,512,465
-------------------------------------------------------------------------------
Fastenal Co.                                             89,805       3,444,920
-------------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                    337,151       5,549,505
-------------------------------------------------------------------------------
Heartland Express, Inc.                                 210,599       3,148,455
-------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                      103,258       3,238,171
-------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                    136,304       3,832,869
-------------------------------------------------------------------------------
IHS Inc.-Class A(b)                                      61,763       2,554,518
-------------------------------------------------------------------------------
IntercontinentalExchange Inc.(b)                         27,816       2,436,682
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                        23,165       2,334,337
-------------------------------------------------------------------------------
Jarden Corp.(b)                                         264,197       5,310,360
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                        130,820       3,628,947
-------------------------------------------------------------------------------
Landstar System, Inc.                                    85,183       3,033,367
-------------------------------------------------------------------------------
LKQ Corp.(b)                                            191,312       3,248,478
-------------------------------------------------------------------------------
McAfee Inc.(b)                                           73,726       2,767,674
-------------------------------------------------------------------------------
Mettler-Toledo International Inc.(b)                     21,296       1,312,472
-------------------------------------------------------------------------------
Morgan Stanley                                          119,569       2,826,611
-------------------------------------------------------------------------------
Mylan, Inc.(b)                                          101,990       1,351,368
-------------------------------------------------------------------------------
NetApp, Inc.(b)                                         158,186       2,894,804
-------------------------------------------------------------------------------
Northern Trust Corp.                                     54,641       2,970,285
-------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(b)                             73,804       2,867,285
-------------------------------------------------------------------------------
Omnicare, Inc.                                          110,234       2,834,116
-------------------------------------------------------------------------------
ON Semiconductor Corp.(b)                               601,636       3,260,867
-------------------------------------------------------------------------------
Pactiv Corp.(b)                                         179,241       3,918,208
-------------------------------------------------------------------------------
Petrohawk Energy Corp.(b)                               139,905       3,301,758
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 61,548       1,206,956
-------------------------------------------------------------------------------
Republic Services, Inc.                                 120,702       2,534,742
-------------------------------------------------------------------------------
Robert Half International, Inc.                         145,872       3,503,845
-------------------------------------------------------------------------------
Scientific Games Corp.-Class A(b)                       193,609       3,386,221
-------------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                                111,555       3,740,439
-------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                 112,277       2,562,161
-------------------------------------------------------------------------------
Southwestern Energy Co.(b)                               86,606       3,105,691
-------------------------------------------------------------------------------
State Street Corp.                                       39,854       1,360,217
-------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                          170,903       2,719,067
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        87,484       3,068,939
-------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc.(b)              345,555       3,023,606
-------------------------------------------------------------------------------
VCA Antech, Inc.(b)                                      99,648       2,493,193
-------------------------------------------------------------------------------
Western Digital Corp.(b)                                112,077       2,636,051
===============================================================================
                                                                    172,710,637
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $498,815,410)                                          458,029,396
===============================================================================



MONEY MARKET FUNDS-9.13%

Liquid Assets Portfolio-Institutional Class(d)       23,128,149      23,128,149
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             23,128,149      23,128,149
===============================================================================
     Total Money Market Funds (Cost $46,256,298)                     46,256,298
===============================================================================
TOTAL INVESTMENTS-99.54% (Cost $545,071,708)                        504,285,694
===============================================================================
OTHER ASSETS LESS LIABILITIES-0.46%                                   2,355,510
===============================================================================
NET ASSETS-100.00%                                                 $506,641,204
_______________________________________________________________________________
===============================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL SMALL & MID CAP GROWTH FUND

Investment Abbreviations:

ADR  - American Depositary Receipt
SDR  - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2009 was $9,842,619, which represented 1.94% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               20.4%
-------------------------------------------------------------------------
Industrials                                                          16.8
-------------------------------------------------------------------------
Financials                                                           14.3
-------------------------------------------------------------------------
Information Technology                                                8.6
-------------------------------------------------------------------------
Health Care                                                           8.4
-------------------------------------------------------------------------
Consumer Staples                                                      5.5
-------------------------------------------------------------------------
Materials                                                             5.4
-------------------------------------------------------------------------
Energy                                                                4.8
-------------------------------------------------------------------------
Telecommunication Services                                            3.7
-------------------------------------------------------------------------
Utilities                                                             2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 9.6
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $498,815,410)                           $458,029,396
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       46,256,298
================================================================================
     Total investments, at value (Cost $545,071,708)                 504,285,694
================================================================================
Foreign currencies, at value (Cost $4,497,219)                         4,595,274
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     3,858,517
--------------------------------------------------------------------------------
  Fund shares sold                                                       187,719
--------------------------------------------------------------------------------
  Dividends                                                              896,786
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         42,484
--------------------------------------------------------------------------------
Other assets                                                              32,475
================================================================================
     Total assets                                                    513,898,949
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                5,578,841
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 539,207
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             391,179
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       589,903
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       158,615
================================================================================
     Total liabilities                                                 7,257,745
================================================================================
Net assets applicable to shares outstanding                         $506,641,204
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $632,138,902
--------------------------------------------------------------------------------
Undistributed net investment income                                      133,068
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (84,921,436)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (40,709,330)
================================================================================
                                                                    $506,641,204
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $433,729,316
________________________________________________________________________________
================================================================================
Class B                                                             $ 35,431,275
________________________________________________________________________________
================================================================================
Class C                                                             $ 17,003,045
________________________________________________________________________________
================================================================================
Class Y                                                             $  1,908,939
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 18,568,629
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               36,966,640
________________________________________________________________________________
================================================================================
Class B                                                                3,405,394
________________________________________________________________________________
================================================================================
Class C                                                                1,633,295
________________________________________________________________________________
================================================================================
Class Y                                                                  162,393
________________________________________________________________________________
================================================================================
Institutional Class                                                    1,585,560
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      11.73
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $11.73 divided by 94.50%)                  $      12.41
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      10.40
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      10.41
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      11.76
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      11.71
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $367,875)                            $  4,066,017
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             396,796
================================================================================================
     Total investment income                                                           4,462,813
================================================================================================


EXPENSES:

Advisory fees                                                                          1,852,299
------------------------------------------------------------------------------------------------
Administrative services fees                                                              73,723
------------------------------------------------------------------------------------------------
Custodian fees                                                                            62,045
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                497,822
------------------------------------------------------------------------------------------------
  Class B                                                                                180,334
------------------------------------------------------------------------------------------------
  Class C                                                                                 81,656
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                   1,140,198
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,271
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 17,581
------------------------------------------------------------------------------------------------
Other                                                                                    288,422
================================================================================================
     Total expenses                                                                    4,197,351
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (57,365)
================================================================================================
     Net expenses                                                                      4,139,986
================================================================================================
Net investment income                                                                    322,827
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $3,978)                                                                         (83,331,034)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (479,940)
================================================================================================
                                                                                     (83,810,974)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(87,541))               86,389,622
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     421,276
================================================================================================
                                                                                      86,810,898
================================================================================================
Net realized and unrealized gain                                                       2,999,924
================================================================================================
Net increase in net assets resulting from operations                                $  3,322,751
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    322,827    $    5,795,760
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (83,810,974)       42,233,445
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        86,810,898      (622,072,159)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations           3,322,751      (574,042,954)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (5,471,181)       (3,279,248)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        (19,418)               --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (376,278)              (38)
==========================================================================================================
     Total distributions from net investment income                           (5,866,877)       (3,279,286)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (36,796,855)     (124,528,488)
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (3,911,833)      (18,165,019)
----------------------------------------------------------------------------------------------------------
  Class C                                                                     (1,722,323)       (5,926,773)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                       (127,804)               --
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (1,434,515)           (1,295)
==========================================================================================================
     Total distributions from net realized gains                             (43,993,330)     (148,621,575)
==========================================================================================================
Share transactions-net:
  Class A                                                                      8,651,228        54,639,250
----------------------------------------------------------------------------------------------------------
  Class B                                                                     (4,597,624)      (19,773,676)
----------------------------------------------------------------------------------------------------------
  Class C                                                                       (899,087)        3,273,208
----------------------------------------------------------------------------------------------------------
  Class Y                                                                        373,799         1,887,143
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          2,336,103        29,962,298
==========================================================================================================
     Net increase in net assets resulting from share transactions              5,864,419        69,988,223
==========================================================================================================
     Net increase (decrease) in net assets                                   (40,673,037)     (655,955,592)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                        547,314,241     1,203,269,833
==========================================================================================================
  End of period (includes undistributed net investment income of $133,068
     and $5,677,118, respectively)                                          $506,641,204    $  547,314,241
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Small & Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is above-average long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM GLOBAL SMALL & MID CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


12        AIM GLOBAL SMALL & MID CAP GROWTH FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $40,629.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,282.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $18,216 in front-end sales commissions from the sale of Class A shares and $1, $23,635 and $2,282 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


13        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $319,091,453
--------------------------------------
Level 2                   185,194,241
--------------------------------------
Level 3                            --
======================================
                         $504,285,694
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2009, the Fund engaged in securities sales of $10,355, which resulted in net realized gains of $3,978.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $15,454.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,661 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


14        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $114,398,360 and $133,866,614, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  70,795,381
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (112,678,607)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (41,883,226)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $546,168,920.




15        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       950,193     $ 10,192,202      3,396,688     $  73,505,607
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       178,541        1,718,622        619,633        12,261,678
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       133,359        1,249,396        574,014        11,574,066
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     48,887          475,554        123,048         1,892,082
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           138,280        1,482,828      1,431,392        31,168,520
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     3,902,477       40,468,692      5,040,494       121,173,499
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       410,407        3,783,956        768,768        16,528,499
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       179,525        1,657,017        224,268         4,821,771
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        14,091          146,263             --                --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           175,464        1,810,793             56             1,333
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       529,251        5,635,257      1,373,312        28,439,129
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (596,021)      (5,635,257)    (1,539,739)      (28,439,129)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (4,486,505)     (47,644,923)    (8,391,072)     (168,478,985)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (472,315)      (4,464,945)    (1,082,487)      (20,124,724)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (401,845)      (3,805,500)      (712,803)      (13,122,629)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (23,273)        (248,018)          (360)           (4,939)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (88,447)        (957,518)       (71,544)       (1,207,555)
=========================================================================================================================
     Net increase in share activity                             592,069     $  5,864,419      1,753,668     $  69,988,223
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     122,242      $ 1,880,082
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (122,242)      (1,880,082)
     ____________________________________________________________________________________________________
     ====================================================================================================



(c) Net of redemption fees of $8,562 and $22,457 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


16        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        NET
                                                  GAINS (LOSSES)
                           NET ASSET      NET      ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT       (BOTH      TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME     REALIZED AND   INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD    (LOSS)      UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $12.87     $ 0.01(d)     $  0.05       $  0.06     $(0.15)       $(1.05)        $(1.20)
Year ended 10/31/08           29.51       0.15(d)      (13.09)       (12.94)     (0.10)        (3.60)         (3.70)
Year ended 10/31/07           25.10       0.12           7.68          7.80      (0.04)        (3.35)         (3.39)
Year ended 10/31/06           20.60       0.13(d)        5.39          5.52      (0.07)        (0.95)         (1.02)
Year ended 10/31/05           16.99      (0.00)(d)       3.61          3.61         --            --             --
Year ended 10/31/04           14.28      (0.13)(d)       2.84          2.71         --            --             --
----------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     11.43      (0.03)(d)       0.05          0.02         --         (1.05)         (1.05)
Year ended 10/31/08           26.73      (0.01)(d)     (11.69)       (11.70)        --         (3.60)         (3.60)
Year ended 10/31/07           23.15      (0.07)          7.00          6.93         --         (3.35)         (3.35)
Year ended 10/31/06           19.18      (0.04)(d)       5.01          4.97      (0.05)        (0.95)         (1.00)
Year ended 10/31/05           15.93      (0.12)(d)       3.37          3.25         --            --             --
Year ended 10/31/04           13.45      (0.19)(d)       2.67          2.48         --            --             --
----------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     11.43      (0.03)(d)       0.06          0.03         --         (1.05)         (1.05)
Year ended 10/31/08           26.74      (0.01)(d)     (11.70)       (11.71)        --         (3.60)         (3.60)
Year ended 10/31/07           23.16      (0.07)          7.00          6.93         --         (3.35)         (3.35)
Year ended 10/31/06           19.19      (0.04)(d)       5.01          4.97      (0.05)        (0.95)         (1.00)
Year ended 10/31/05           15.93      (0.12)(d)       3.38          3.26         --            --             --
Year ended 10/31/04           13.46      (0.19)(d)       2.66          2.47         --            --             --
----------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     12.87       0.02(d)        0.08          0.10      (0.16)        (1.05)         (1.21)
Year ended 10/31/08(f)        15.38       0.01(d)       (2.52)        (2.51)        --            --             --
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     12.93       0.05(d)        0.05          0.10      (0.27)        (1.05)         (1.32)
Year ended 10/31/08           29.53       0.23(d)      (13.12)       (12.89)     (0.11)        (3.60)         (3.71)
Year ended 10/31/07(f)        27.82       0.02           1.69          1.71         --            --             --
______________________________________________________________________________________________________________________
======================================================================================================================

                                                                        RATIO OF          RATIO OF
                                                                        EXPENSES          EXPENSES
                                                                       TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                       NET ASSETS      ASSETS WITHOUT    INVESTMENT
                             NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            VALUE, END     TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           OF PERIOD(a)  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     $11.73         1.71%    $  433,729          1.72%(e)          1.74%(e)        0.19%(e)       27%
Year ended 10/31/08            12.87       (49.68)       464,060          1.45              1.46            0.70           74
Year ended 10/31/07            29.51        34.57      1,022,682          1.42              1.50            0.47           43
Year ended 10/31/06            25.10        27.71        809,309          1.51              1.64            0.56           64
Year ended 10/31/05            20.60        21.25        676,291          1.65              1.76           (0.02)          67
Year ended 10/31/04            16.99        18.98        566,573          2.02              2.03           (0.81)          68
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      10.40         1.32         35,431          2.47(e)           2.49(e)        (0.56)(e)       27
Year ended 10/31/08            11.43       (50.07)        44,392          2.20              2.21           (0.05)          74
Year ended 10/31/07            26.73        33.58        136,818          2.17              2.25           (0.28)          43
Year ended 10/31/06            23.15        26.80        132,391          2.26              2.39           (0.19)          64
Year ended 10/31/05            19.18        20.40        152,878          2.31              2.42           (0.68)          67
Year ended 10/31/04            15.93        18.44        257,230          2.52              2.53           (1.31)          68
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      10.41         1.40         17,003          2.47(e)           2.49(e)        (0.56)(e)       27
Year ended 10/31/08            11.43       (50.09)        19,690          2.20              2.21           (0.05)          74
Year ended 10/31/07            26.74        33.56         43,760          2.17              2.25           (0.28)          43
Year ended 10/31/06            23.16        26.79         28,619          2.26              2.39           (0.19)          64
Year ended 10/31/05            19.19        20.47         22,488          2.31              2.42           (0.68)          67
Year ended 10/31/04            15.93        18.35         21,059          2.52              2.53           (1.31)          68
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      11.76         1.99          1,909          1.47(e)           1.49(e)         0.44(e)        27
Year ended 10/31/08(f)         12.87       (16.32)         1,580          1.24(g)           1.26(g)         0.91(g)        74
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      11.71         2.16         18,569          1.00(e)           1.02(e)         0.91(e)        27
Year ended 10/31/08            12.93       (49.46)        17,593          0.93              0.94            1.22           74
Year ended 10/31/07(f)         29.53         6.15             11          1.00(g)           1.00(g)         0.90(g)        43
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $401,558, $36,366, $16,466, $1,474 and $16,610 for Class A, Class B,
     Class C, Class Y and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008 and September 28, 2007 for Class Y and Institutional Class shares, respectively.
(g)  Annualized.


17        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.


18        AIM GLOBAL SMALL & MID CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,017.10       $ 8.60      $1,016.27       $ 8.60       1.72%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,013.20        12.33       1,012.55        12.33       2.47
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,013.10        12.33       1,012.55        12.33       2.47
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,019.10         7.36       1,017.50         7.35       1.47
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM GLOBAL SMALL & MID CAP GROWTH FUND

Supplement to Semiannual Report dated 4/30/09

AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 expense ratio set forth in the most recent
                                             For periods ended 4/30/09                    Fund prospectus as of the date of this
The following information has been                                                        supplement for Institutional Class shares
prepared to provide Institutional Class      10 Years                             2.90%   was 0.95%. The expense ratios presented
shareholders with a performance overview      5 Years                             2.72    above may vary from the expense ratios
specific to their holdings. Institutional     1 Year                            -39.69    presented in other sections of the actual
Class shares are offered exclusively to       6 Months*                           2.08    report that are based on expenses incurred
institutional investors, including defined   ==========================================   during the period covered by the report.
contribution plans that meet certain
criteria.                                    ==========================================      A redemption fee of 2% will be imposed
                                             AVERAGE ANNUAL TOTAL RETURNS                 on certain redemptions or exchanges out of
                                             For periods ended 3/31/09, most recent       the Fund within 31 days of purchase.
                                             calendar quarter-end                         Exceptions to the redemption fee are
                                                                                          listed in the Fund's prospectus.
                                             10 Years                             1.97%
                                              5 Years                            -0.53       Please note that past performance is
                                              1 Year                            -44.89    not indicative of future results. More
                                              6 Months*                         -30.30    recent returns may be more or less than
                                                                                          those shown. All returns assume
                                             *  Cumulative total return that has not      reinvestment of distributions at NAV.
                                                been annualized                           Investment return and principal value will
                                             ==========================================   fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Institutional Class shares' inception date   original cost. See full report for
                                             is September 28,2007. Returns since that     information on comparative benchmarks.
                                             date are historical returns. All other       Please consult your Fund prospectus for
                                             returns are blended returns of historical    more information. For the most current
                                             Institutional Class share performance and    month-end performance, please call 800
                                             restated Class A share performance (for      4514246 or visit invescoaim.com.
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset     (1) Total annual operating expenses less
                                             value (NAV) and reflect the Rule 12b-1           any contractual fee waivers and/or
                                             fees applicable to Class A shares. Class A       expense reimbursements by the advisor
                                             shares' inception date is September              in effect through at least June
                                             15,1994.                                         30,2009. See current prospectus for
                                                                                              more information.
                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net Fund operating expense ratio
                                             set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.94%.(1) The total annual Fund
                                             operating

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GSMG-INS-2   Invesco Aim Distributors, Inc.                                                       --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,020.80       $5.01       $1,019.84       $5.01        1.00%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM GLOBAL SMALL & MID CAP GROWTH FUND

[GO PAPERLESS
   GRAPHIC]
====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Power Shares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's sub advisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                    invescoaim.com   GSMG-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM INTERNATIONAL CORE EQUITY FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                 2
Letters to Shareholders          4
Schedule of Investments          5
Financial Statements             8
Notes to Financial Statements   11
Financial Highlights            17
Fund Expenses                   19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -2.71%
Class B Shares                                                                   -3.19
Class C Shares                                                                   -3.15
Class R Shares                                                                   -2.87
Class Y Shares                                                                   -2.54
Investor Class Shares                                                            -2.68
MSCI EAFE Index(Triangle) (Broad Market/Style-Specific Index)                    -2.64
Lipper International Large-Cap Core Funds Index(Triangle) (Peer Group Index)     -4.55

(Triangle) Lipper Inc.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper International Large-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World
ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM INTERNATIONAL CORE EQUITY FUND

==========================================   ==========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar
applicable sales charges                     quarter-end, including maximum applicable
                                             sales charges
CLASS A SHARES
Inception (3/28/02)                  0.97%   CLASS A SHARES
 5 Years                            -0.53    Inception (3/28/02)                 -0.73%
 1 Year                            -42.30     5 Years                            -3.22
                                              1 Year                            -45.37
CLASS B SHARES
Inception (3/28/02)                  1.14%   CLASS B SHARES
 5 Years                            -0.46    Inception (3/28/02)                 -0.55%
 1 Year                            -42.35     5 Years                            -3.16
                                              1 Year                            -45.44
CLASS C SHARES
Inception (2/14/00)                 -1.58%   CLASS C SHARES
 5 Years                            -0.12    Inception (2/14/00)                 -2.88%
 1 Year                            -39.98     5 Years                            -2.83
                                              1 Year                            -43.21
CLASS R SHARES
Inception (11/24/03)                 2.18%   CLASS R SHARES
 5 Years                             0.39    Inception (11/24/03)                -0.07%
 1 Year                            -39.04     5 Years                            -2.34
                                              1 Year                            -42.35
CLASS Y SHARES
10 Years                             0.92%   CLASS Y SHARES
 5 Years                             0.68    10 Years                            -0.09%
 1 Year                            -38.82     5 Years                            -2.08
                                              1 Year                            -42.09
INVESTOR CLASS SHARES
Inception (10/28/98)                 1.41%   INVESTOR CLASS SHARES
10 Years                             0.90    Inception (10/28/98)                 0.26%
 5 Years                             0.65    10 Years                            -0.10
 1 Year                            -38.91     5 Years                            -2.11
                                              1 Year                            -42.18
==========================================   ==========================================

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    VALUE AND DO NOT REFLECT A 0.75% CDSC THAT
3, 2008; RETURNS SINCE THAT DATE ARE         SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     MAY BE IMPOSED ON A TOTAL REDEMPTION OF
ACTUAL RETURNS. ALL OTHER RETURNS ARE        YOU SELL SHARES.                             RETIREMENT PLAN ASSETS WITHIN THE FIRST
BLENDED RETURNS OF ACTUAL CLASS Y SHARE                                                   YEAR. CLASS Y SHARES AND INVESTOR CLASS
PERFORMANCE AND RESTATED INVESTOR CLASS         THE TOTAL ANNUAL FUND OPERATING EXPENSE   SHARES DO NOT HAVE A FRONT-END SALES
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RATIO SET FORTH IN THE MOST RECENT FUND      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
THE INCEPTION DATE OF CLASS Y SHARES) AT     PROSPECTUS AS OF THE DATE OF THIS REPORT     IS AT NET ASSET VALUE.
NET ASSET VALUE. THE RESTATED INVESTOR       FOR CLASS A, CLASS B, CLASS C, CLASS R,
CLASS SHARE PERFORMANCE REFLECTS THE RULE    CLASS Y AND INVESTOR CLASS SHARES WAS           THE PERFORMANCE OF THE FUND'S SHARE
12B-1 FEES APPLICABLE TO INVESTOR CLASS      1.45%, 2.20%, 2.20%, 1.70%, 1.20% AND        CLASSES WILL DIFFER PRIMARILY DUE TO
SHARES AS WELL AS ANY FEE WAIVERS OR         1.45%, RESPECTIVELY. THE EXPENSE RATIOS      DIFFERENT SALES CHARGE STRUCTURES AND
EXPENSE REIMBURSEMENTS RECEIVED BY           PRESENTED ABOVE MAY VARY FROM THE EXPENSE    CLASS EXPENSES.
INVESTOR CLASS SHARES. INVESTOR CLASS        RATIOS PRESENTED IN OTHER SECTIONS OF THIS
SHARES' INCEPTION DATE IS OCTOBER 28,        REPORT THAT ARE BASED ON EXPENSES INCURRED      HAD THE ADVISOR NOT WAIVED FEES AND/OR
1998.                                        DURING THE PERIOD COVERED BY THIS REPORT.    REIMBURSED EXPENSES IN THE PAST ON CLASS C
                                                                                          SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B         A REDEMPTION FEE OF 2% WILL BE IMPOSED
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES         THE FUND WITHIN 31 DAYS OF PURCHASE.
VISIT INVESCOAIM.COM FOR THE MOST RECENT     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   EXCEPTIONS TO THE REDEMPTION FEE ARE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   CDSC ON CLASS B SHARES DECLINES FROM 5%      LISTED IN THE FUND'S PROSPECTUS.
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
IN NET ASSET VALUE AND THE EFFECT OF THE     THE BEGINNING OF THE SEVENTH YEAR. THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
STATED. PERFORMANCE FIGURES DO NOT REFLECT   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   HAVE A FRONT-END SALES CHARGE; RETURNS
ON FUND DISTRIBUTIONS OR SALE OF FUND        SHOWN ARE AT NET ASSET
SHARES. INVESTMENT


3   AIM INTERNATIONAL CORE EQUITY FUND

                       Dear Fellow Shareholders:

                       Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
  [CROCKETT PHOTO]     investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the
   Bruce Crockett      knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

   [TAYLOR PHOTO]         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual
   Philip Taylor       risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                          None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/s/ PHILIP TAYLOR

Philip Taylor

Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4   AIM INTERNATIONAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.86%

AUSTRALIA-2.19%

BHP Billiton Ltd.                                       250,828    $  6,037,984
===============================================================================


BRAZIL-0.70%

Companhia Energetica de Minas Gerais S.A.-ADR            32,459         488,508
-------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR                           23,702         391,320
-------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica S.A.-ADR               16,463         267,030
-------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                   21,700         258,144
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR                             15,688         526,646
===============================================================================
                                                                      1,931,648
===============================================================================


CANADA-1.08%

EnCana Corp.                                             65,133       2,972,799
===============================================================================


CHINA-0.65%

China Construction Bank Corp.-Class H                   735,000         425,127
-------------------------------------------------------------------------------
China COSCO Holdings Co. Ltd.-Class H                   384,000         311,406
-------------------------------------------------------------------------------
CNOOC Ltd.                                              649,800         723,732
-------------------------------------------------------------------------------
Soho China Ltd.                                         663,000         318,818
===============================================================================
                                                                      1,779,083
===============================================================================


EGYPT-0.12%

Orascom Telecom Holding S.A.E.-GDR                       11,523         318,282
===============================================================================


FINLAND-2.13%

Nokia Oyj(b)                                            412,554       5,878,809
===============================================================================


FRANCE-10.35%

Credit Agricole S.A.                                    246,079       3,568,857
-------------------------------------------------------------------------------
Publicis Groupe(b)                                      160,197       4,912,096
-------------------------------------------------------------------------------
Sanofi-Aventis S.A.                                     136,002       7,826,400
-------------------------------------------------------------------------------
Societe Generale-ADR                                    313,715       3,181,070
-------------------------------------------------------------------------------
Total S.A.-ADR                                          119,430       5,938,060
-------------------------------------------------------------------------------
Unibail-Rodamco-REIT(b)                                  20,814       3,090,381
===============================================================================
                                                                     28,516,864
===============================================================================


GERMANY-6.89%

BASF S.E.(b)                                            141,333       5,312,612
-------------------------------------------------------------------------------
Bayerische Motoren Werke AG(b)                          116,560       4,026,501
-------------------------------------------------------------------------------
E.ON AG                                                 204,861       6,917,925
-------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG(b)         19,643       2,710,777
===============================================================================
                                                                     18,967,815
===============================================================================


HONG KONG-4.57%

Cheung Kong (Holdings) Ltd.                             317,000       3,274,096
-------------------------------------------------------------------------------
Denway Motors Ltd.                                    1,484,000         621,984
-------------------------------------------------------------------------------
Esprit Holdings Ltd.                                    729,600       4,472,135
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                  716,100       4,203,883
===============================================================================
                                                                     12,572,098
===============================================================================


INDIA-0.42%

Mahindra & Mahindra Ltd.                                 37,262         364,705
-------------------------------------------------------------------------------
Reliance Communications Ltd.                             65,691         292,066
-------------------------------------------------------------------------------
State Bank of India-GDR                                   8,915         491,754
===============================================================================
                                                                      1,148,525
===============================================================================


INDONESIA-0.40%

PT Astra International Tbk                              349,500         589,678
-------------------------------------------------------------------------------
PT Telekomunikasi Indonesia                             710,500         524,934
===============================================================================
                                                                      1,114,612
===============================================================================


ISRAEL-0.15%

Makhteshim-Agan Industries Ltd.                          90,563         399,410
===============================================================================


ITALY-2.05%

Eni S.p.A-ADR                                           132,367       5,650,747
===============================================================================


JAPAN-23.61%

Canon Inc.                                              180,800       5,453,164
-------------------------------------------------------------------------------
East Japan Railway Co.                                   31,700       1,787,410
-------------------------------------------------------------------------------
FUJIFILM Holdings Corp.                                 244,200       6,274,132
-------------------------------------------------------------------------------
Mitsubishi Corp.                                        181,000       2,782,433
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  1,232,100       6,711,393
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.(b)                        95,100       3,816,051
-------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.                     90,900       3,407,611
-------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                                  829,600       4,314,642
-------------------------------------------------------------------------------
NOK Corp.(b)                                            224,400       2,594,285
-------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                          2,479       3,454,296
-------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                            121,200       2,734,782
-------------------------------------------------------------------------------
SMC Corp.                                                23,900       2,319,436
-------------------------------------------------------------------------------
Sony Corp.-ADR                                          152,559       3,945,176
-------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                           1,190,000       4,663,315
-------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                           85,700       3,041,858
-------------------------------------------------------------------------------
Tokyo Electron Ltd.(b)                                   98,800       4,503,738
-------------------------------------------------------------------------------
Toyota Motor Corp.                                       82,000       3,210,402
===============================================================================
                                                                     65,014,124
===============================================================================


MEXICO-0.41%

America Movil S.A.B de C.V.-Series L                    232,500         380,044
-------------------------------------------------------------------------------
Cemex S.A.B. de C.V.-CPO(c)                             266,600         197,030
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MEXICO-(CONTINUED)

Fomento Economico Mexicano, S.A.B. de C.V.-ADR            6,519    $    184,553
-------------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V.-Class O         236,900         365,609
===============================================================================
                                                                      1,127,236
===============================================================================


NETHERLANDS-8.59%

Heineken N.V.(b)                                        269,319       8,007,573
-------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.            247,659       4,464,625
-------------------------------------------------------------------------------
TNT N.V.                                                307,960       5,671,995
-------------------------------------------------------------------------------
Unilever N.V.                                           279,199       5,520,148
===============================================================================
                                                                     23,664,341
===============================================================================


NORWAY-0.92%

StatoilHydro A.S.A.                                     136,050       2,547,523
===============================================================================


RUSSIA-0.34%

Gazprom-ADR                                              22,670         398,308
-------------------------------------------------------------------------------
LUKOIL-ADR                                               12,055         531,867
===============================================================================
                                                                        930,175
===============================================================================


SOUTH AFRICA-0.53%

Barloworld Ltd.                                          69,822         295,144
-------------------------------------------------------------------------------
Sasol Ltd.                                               10,654         322,460
-------------------------------------------------------------------------------
Standard Bank Group Ltd.                                 46,651         451,029
-------------------------------------------------------------------------------
Steinhoff International Holdings Ltd.(d)                321,135         385,280
===============================================================================
                                                                      1,453,913
===============================================================================


SOUTH KOREA-0.94%

Daelim Industrial Co., Ltd.                               7,716         373,356
-------------------------------------------------------------------------------
Hyundai Mobis                                             5,689         434,173
-------------------------------------------------------------------------------
LG Electronics Inc.                                       2,700         222,311
-------------------------------------------------------------------------------
Lotte Shopping Co., Ltd.                                  2,030         353,662
-------------------------------------------------------------------------------
POSCO                                                     1,985         614,244
-------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                             1,291         595,715
===============================================================================
                                                                      2,593,461
===============================================================================


SPAIN-3.42%

Banco Santander S.A.(b)                                 693,138       6,542,384
-------------------------------------------------------------------------------
Repsol YPF, S.A.-ADR(b)                                 152,797       2,878,695
===============================================================================
                                                                      9,421,079
===============================================================================


SWEDEN-1.38%

Telefonaktiebolaget LM Ericsson-Class B(b)              439,064       3,786,893
===============================================================================


SWITZERLAND-7.86%

Credit Suisse Group AG(b)                                75,986       2,903,513
-------------------------------------------------------------------------------
Holcim Ltd.(b)                                           85,356       4,315,018
-------------------------------------------------------------------------------
Novartis AG                                              56,702       2,141,232
-------------------------------------------------------------------------------
Swisscom AG(b)                                           20,822       5,419,448
-------------------------------------------------------------------------------
Zurich Financial Services AG(b)                          37,169       6,863,827
===============================================================================
                                                                     21,643,038
===============================================================================


TAIWAN-0.40%

AU Optronics Corp.-ADR(b)                                40,234         436,539
-------------------------------------------------------------------------------
HTC Corp.                                                49,300         667,727
===============================================================================
                                                                      1,104,266
===============================================================================


THAILAND-0.32%

Bangkok Bank PCL-NVDR                                    88,600         212,181
-------------------------------------------------------------------------------
Banpu PCL                                                30,700         244,317
-------------------------------------------------------------------------------
Banpu PCL-NVDR                                           11,400          90,501
-------------------------------------------------------------------------------
PTT PCL                                                  60,700         323,854
===============================================================================
                                                                        870,853
===============================================================================


TURKEY-0.18%

Tupras-Turkiye Petrol Rafinerileri A.S.                  24,160         239,867
-------------------------------------------------------------------------------
Turkiye Is Bankasi-Class C                               91,093         260,882
===============================================================================
                                                                        500,749
===============================================================================


UNITED KINGDOM-17.26%

AstraZeneca PLC                                          70,833       2,482,745
-------------------------------------------------------------------------------
BAE Systems PLC                                         749,283       3,939,576
-------------------------------------------------------------------------------
BP PLC                                                  675,199       4,785,578
-------------------------------------------------------------------------------
Centrica PLC                                          1,328,701       4,452,848
-------------------------------------------------------------------------------
GlaxoSmithKline PLC                                     353,432       5,455,214
-------------------------------------------------------------------------------
HSBC Holdings PLC-ADR(b)                                138,778       4,940,497
-------------------------------------------------------------------------------
Imperial Tobacco Group PLC                              183,227       4,187,278
-------------------------------------------------------------------------------
National Grid PLC                                       610,125       5,092,742
-------------------------------------------------------------------------------
Royal Dutch Shell PLC-ADR                               124,231       5,674,872
-------------------------------------------------------------------------------
Vodafone Group PLC                                    3,559,421       6,534,951
===============================================================================
                                                                     47,546,301
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $326,122,401)                                          269,492,628
===============================================================================



PREFERRED STOCKS-0.09%

BRAZIL-0.09%

Banco Bradesco S.A.-Pfd. (Cost $273,549)                 20,596         256,319
===============================================================================



MONEY MARKET FUNDS-1.09%

Liquid Assets Portfolio-Institutional Class(e)        1,500,184       1,500,184
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              1,500,185       1,500,185
===============================================================================
     Total Money Market Funds (Cost $3,000,369)                       3,000,369
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.04% (Cost $329,396,319)                                  272,749,316
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-18.20%

Liquid Assets Portfolio-Institutional Class (Cost
  $50,134,759)(e)(f)                                 50,134,759    $ 50,134,759
===============================================================================
TOTAL INVESTMENTS-117.24% (Cost $379,531,078)                       322,884,075
===============================================================================
OTHER ASSETS LESS LIABILITIES-(17.24)%                              (47,487,956)
===============================================================================
NET ASSETS-100.00%                                                 $275,396,119
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
CPO    - Certificates of Ordinary Participation
GDR    - Global Depositary Receipt
NVDR   - Non-Voting Depositary Receipt
Pfd.   - Preferred
REIT   - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2009.
(c)   Each unit represents two Series A shares and one Series B share.
(d)   Non-income producing security.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009



-------------------------------------------------------------------------
Financials                                                           16.9%
-------------------------------------------------------------------------
Energy                                                               12.3
-------------------------------------------------------------------------
Information Technology                                               11.4
-------------------------------------------------------------------------
Consumer Discretionary                                               11.1
-------------------------------------------------------------------------
Industrials                                                           9.6
-------------------------------------------------------------------------
Materials                                                             8.0
-------------------------------------------------------------------------
Consumer Staples                                                      7.6
-------------------------------------------------------------------------
Health Care                                                           7.6
-------------------------------------------------------------------------
Telecommunication Services                                            7.4
-------------------------------------------------------------------------
Utilities                                                             6.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.0
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $326,395,950)*                          $269,748,947
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       53,135,128
================================================================================
     Total investments, at value (Cost $379,531,078)                 322,884,075
================================================================================
Foreign currencies, at value (Cost $206,680)                             210,467
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       878,096
--------------------------------------------------------------------------------
  Fund shares sold                                                       215,604
--------------------------------------------------------------------------------
  Dividends                                                            1,979,761
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         25,578
--------------------------------------------------------------------------------
Other assets                                                              46,724
================================================================================
     Total assets                                                    326,240,305
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  166,401
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 205,274
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         50,134,759
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             101,305
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       177,723
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        58,724
================================================================================
     Total liabilities                                                50,844,186
================================================================================
Net assets applicable to shares outstanding                         $275,396,119
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $409,112,881
--------------------------------------------------------------------------------
Undistributed net investment income                                    2,274,072
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (79,347,894)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (56,642,940)
================================================================================
                                                                    $275,396,119
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 39,771,042
________________________________________________________________________________
================================================================================
Class B                                                             $  8,368,679
________________________________________________________________________________
================================================================================
Class C                                                             $ 19,086,621
________________________________________________________________________________
================================================================================
Class R                                                             $  2,058,536
________________________________________________________________________________
================================================================================
Class Y                                                             $    623,061
________________________________________________________________________________
================================================================================
Investor Class                                                      $ 17,284,761
________________________________________________________________________________
================================================================================
Institutional Class                                                 $188,203,419
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                4,915,405
________________________________________________________________________________
================================================================================
Class B                                                                1,034,300
________________________________________________________________________________
================================================================================
Class C                                                                2,419,865
________________________________________________________________________________
================================================================================
Class R                                                                  254,239
________________________________________________________________________________
================================================================================
Class Y                                                                   75,836
________________________________________________________________________________
================================================================================
Investor Class                                                         2,106,127
________________________________________________________________________________
================================================================================
Institutional Class                                                   23,253,962
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.09
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.09 divided by 94.50%)                   $       8.56
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       8.09
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.89
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.10
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.22
________________________________________________________________________________
================================================================================
Investor Class:
  Net asset value and offering price per share                      $       8.21
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.09
________________________________________________________________________________
================================================================================



* At April 30, 2009, securities with an aggregate value of $49,133,327 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $464,197)                            $  4,312,086
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $245,169)                                                                           278,613
================================================================================================
     Total investment income                                                           4,590,699
================================================================================================


EXPENSES:

Advisory fees                                                                            997,458
------------------------------------------------------------------------------------------------
Administrative services fees                                                              60,342
------------------------------------------------------------------------------------------------
Custodian fees                                                                            92,698
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 47,812
------------------------------------------------------------------------------------------------
  Class B                                                                                 44,646
------------------------------------------------------------------------------------------------
  Class C                                                                                 91,637
------------------------------------------------------------------------------------------------
  Class R                                                                                  4,461
------------------------------------------------------------------------------------------------
  Investor Class                                                                          21,268
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                        233,252
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,305
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 14,422
------------------------------------------------------------------------------------------------
Other                                                                                    132,863
================================================================================================
     Total expenses                                                                    1,744,164
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (4,906)
================================================================================================
     Net expenses                                                                      1,739,258
================================================================================================
Net investment income                                                                  2,851,441
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (net of foreign taxes of $2,389)                             (50,430,320)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (798,629)
================================================================================================
                                                                                     (51,228,949)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(43,071))               38,073,278
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     193,825
================================================================================================
                                                                                      38,267,103
================================================================================================
Net realized and unrealized gain (loss)                                              (12,961,846)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(10,110,405)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                              APRIL 30,       OCTOBER 31,
                                                                                 2009             2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                      $  2,851,441    $  12,641,788
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (51,228,949)     (25,612,690)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         38,267,103     (249,384,437)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (10,110,405)    (262,355,339)
==========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (1,477,198)      (1,010,463)
----------------------------------------------------------------------------------------------------------
  Class B                                                                        (214,660)        (116,149)
----------------------------------------------------------------------------------------------------------
  Class C                                                                        (436,611)        (190,541)
----------------------------------------------------------------------------------------------------------
  Class R                                                                         (58,103)         (35,689)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                          (6,890)              --
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (664,153)        (445,058)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (9,199,911)      (6,488,116)
==========================================================================================================
     Total distributions from net investment income                           (12,057,526)      (8,286,016)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --       (7,093,976)
----------------------------------------------------------------------------------------------------------
  Class B                                                                              --       (2,367,978)
----------------------------------------------------------------------------------------------------------
  Class C                                                                              --       (3,884,583)
----------------------------------------------------------------------------------------------------------
  Class R                                                                              --         (320,786)
----------------------------------------------------------------------------------------------------------
  Investor Class                                                                       --       (3,124,071)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --      (30,160,311)
==========================================================================================================
     Total distributions from net realized gains                                      --       (46,951,705)
==========================================================================================================
Share transactions-net:
  Class A                                                                      (2,069,172)      (4,997,804)
----------------------------------------------------------------------------------------------------------
  Class B                                                                      (1,776,313)      (7,914,020)
----------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,043,401)      (5,450,831)
----------------------------------------------------------------------------------------------------------
  Class R                                                                          78,557         (127,497)
----------------------------------------------------------------------------------------------------------
  Class Y                                                                         377,050          220,834
----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (1,071,357)      (4,636,476)
----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (5,694,241)      15,254,153
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (11,198,877)      (7,651,641)
==========================================================================================================
     Net increase (decrease) in net assets                                    (33,366,808)    (325,244,701)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                         308,762,927      634,007,628
==========================================================================================================
  End of period (includes undistributed net investment income of
     $2,274,072 and $11,480,157, respectively)                               $275,396,119    $ 308,762,927
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is total return.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM INTERNATIONAL CORE EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


12        AIM INTERNATIONAL CORE EQUITY FUND

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.75%
-------------------------------------------------------------------
Next $500 million                                            0.65%
-------------------------------------------------------------------
From $1 billion                                              0.55%
-------------------------------------------------------------------
From $2 billion                                              0.45%
-------------------------------------------------------------------
From $4 billion                                              0.40%
-------------------------------------------------------------------
From $6 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $3,031.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $240.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


13        AIM INTERNATIONAL CORE EQUITY FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $4,344 in front-end sales commissions from the sale of Class A shares and $0, $6,317, $2,457 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $110,254,350
--------------------------------------
Level 2                   212,629,725
--------------------------------------
Level 3                            --
======================================
                         $322,884,075
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,635.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $2,286 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


14        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                   $20,482,698
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $54,701,813 and $66,909,178, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 12,645,333
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (76,928,582)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(64,283,249)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $387,167,324.




15        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2009(a)                OCTOBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       725,701     $  5,574,494      1,258,513     $ 15,391,387
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        59,726          459,649        195,522        2,626,561
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       247,111        1,821,857        413,950        5,368,044
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        65,651          495,399         87,512        1,134,582
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     61,634          427,762         21,147          220,834
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 94,542          747,610        221,379        3,011,516
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           733,941        5,818,627      2,334,532       31,993,859
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       176,691        1,406,457        540,511        7,691,470
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        25,633            6,806        165,714        2,346,512
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        49,825          388,141        266,194        3,676,142
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         7,265           57,974         25,086          356,475
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           847            6,848             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 73,855          596,745        243,237        3,507,479
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,158,679        9,199,911      2,570,016       36,648,427
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        78,997          600,802        348,838        4,453,923
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (79,083)        (600,802)      (351,740)      (4,453,923)
========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (1,289,401)      (9,650,925)    (2,707,360)     (32,534,584)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (245,931)      (1,641,966)      (700,875)      (8,433,170)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (438,215)      (3,253,399)    (1,218,068)     (14,495,017)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (59,949)        (474,816)      (127,697)      (1,618,554)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (7,792)         (57,560)            --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (313,846)      (2,415,712)      (830,023)     (11,155,471)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (2,716,577)     (20,712,779)    (4,833,881)     (53,388,133)
========================================================================================================================
     Net increase (decrease) in share activity               (1,590,696)    $(11,198,877)    (2,077,493)    $ (7,651,641)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 64% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      20,128      $ 210,334
     --------------------------------------------------------------------------------------------------
     Class A                                                                      (8,830)       (91,033)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                              (11,416)      (119,301)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $953 and $3,240 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008.


16        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $ 8.63      $0.06        $(0.30)      $(0.24)     $(0.30)       $   --         $(0.30)       $ 8.09
Year ended 10/31/08           16.77       0.28         (7.01)       (6.73)      (0.18)        (1.23)         (1.41)         8.63
Year ended 10/31/07           14.44       0.22          2.75         2.97       (0.22)        (0.42)         (0.64)        16.77
Year ended 10/31/06           11.90       0.25          2.77         3.02       (0.10)        (0.38)         (0.48)        14.44
Year ended 10/31/05           10.52       0.14          1.32         1.46       (0.08)           --          (0.08)        11.90
Year ended 10/31/04            8.74       0.09          1.72         1.81       (0.03)           --          (0.03)        10.52
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09      8.54       0.04         (0.31)       (0.27)      (0.18)           --          (0.18)         8.09
Year ended 10/31/08           16.58       0.18         (6.93)       (6.75)      (0.06)        (1.23)         (1.29)         8.54
Year ended 10/31/07           14.30       0.11          2.71         2.82       (0.12)        (0.42)         (0.54)        16.58
Year ended 10/31/06           11.79       0.14          2.76         2.90       (0.01)        (0.38)         (0.39)        14.30
Year ended 10/31/05           10.43       0.06          1.31         1.37       (0.01)           --          (0.01)        11.79
Year ended 10/31/04            8.72       0.02          1.71         1.73       (0.02)           --          (0.02)        10.43
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09      8.33       0.03         (0.29)       (0.26)      (0.18)           --          (0.18)         7.89
Year ended 10/31/08           16.21       0.18         (6.77)       (6.59)      (0.06)        (1.23)         (1.29)         8.33
Year ended 10/31/07           13.98       0.11          2.66         2.77       (0.12)        (0.42)         (0.54)        16.21
Year ended 10/31/06           11.54       0.14          2.69         2.83       (0.01)        (0.38)         (0.39)        13.98
Year ended 10/31/05           10.22       0.06          1.28         1.34       (0.02)           --          (0.02)        11.54
Year ended 10/31/04            8.53       0.04          1.67         1.71       (0.02)           --          (0.02)        10.22
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09      8.61       0.05         (0.30)       (0.25)      (0.26)           --          (0.26)         8.10
Year ended 10/31/08           16.72       0.24         (6.98)       (6.74)      (0.14)        (1.23)         (1.37)         8.61
Year ended 10/31/07           14.40       0.18          2.74         2.92       (0.18)        (0.42)         (0.60)        16.72
Year ended 10/31/06           11.87       0.21          2.77         2.98       (0.07)        (0.38)         (0.45)        14.40
Year ended 10/31/05           10.51       0.12          1.31         1.43       (0.07)           --          (0.07)        11.87
Year ended 10/31/04(f)         8.90       0.08          1.56         1.64       (0.03)           --          (0.03)        10.51
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      8.75       0.07         (0.30)       (0.23)      (0.30)           --          (0.30)         8.22
Year ended 10/31/08(f)        10.45       0.01         (1.71)       (1.70)         --            --             --          8.75
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09      8.75       0.07         (0.31)       (0.24)      (0.30)           --          (0.30)         8.21
Year ended 10/31/08           16.98       0.28         (7.10)       (6.82)      (0.18)        (1.23)         (1.41)         8.75
Year ended 10/31/07           14.61       0.23          2.78         3.01       (0.22)        (0.42)         (0.64)        16.98
Year ended 10/31/06           12.04       0.25          2.80         3.05       (0.10)        (0.38)         (0.48)        14.61
Year ended 10/31/05           10.64       0.15          1.33         1.48       (0.08)           --          (0.08)        12.04
Year ended 10/31/04            8.83       0.09          1.75         1.84       (0.03)           --          (0.03)        10.64
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      8.70       0.09         (0.31)       (0.22)      (0.39)           --          (0.39)         8.09
Year ended 10/31/08           16.89       0.35         (7.05)       (6.70)      (0.26)        (1.23)         (1.49)         8.70
Year ended 10/31/07           14.54       0.31          2.75         3.06       (0.29)        (0.42)         (0.71)        16.89
Year ended 10/31/06           11.97       0.33          2.78         3.11       (0.16)        (0.38)         (0.54)        14.54
Year ended 10/31/05           10.56       0.21          1.32         1.53       (0.12)           --          (0.12)        11.97
Year ended 10/31/04(f)         9.78       0.09          0.69         0.78          --            --             --         10.56
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(d)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (2.71)%    $ 39,771           1.78%(e)          1.78%(e)       1.67%(e)       21%
Year ended 10/31/08          (43.45)       45,100           1.45              1.45           2.13           38
Year ended 10/31/07           21.26        96,961           1.41              1.41           1.46           27
Year ended 10/31/06           26.12       118,943           1.52              1.52           1.88           21
Year ended 10/31/05           13.89        90,022           1.56              1.56           1.20           21
Year ended 10/31/04           20.78        60,603           1.84              1.86           0.94           69
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (3.19)        8,369           2.53(e)           2.53(e)        0.92(e)        21
Year ended 10/31/08          (43.79)       10,873           2.20              2.20           1.38           38
Year ended 10/31/07           20.25        32,592           2.16              2.16           0.71           27
Year ended 10/31/06           25.28        31,818           2.27              2.27           1.13           21
Year ended 10/31/05           13.11        28,785           2.25              2.25           0.51           21
Year ended 10/31/04           19.92        23,812           2.53              2.57           0.25           69
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (3.15)       19,087           2.53(e)           2.53(e)        0.92(e)        21
Year ended 10/31/08          (43.80)       21,323           2.20              2.20           1.38           38
Year ended 10/31/07           20.36        50,234           2.16              2.16           0.71           27
Year ended 10/31/06           25.22        42,906           2.27              2.27           1.13           21
Year ended 10/31/05           13.11        38,108           2.25              2.25           0.51           21
Year ended 10/31/04           20.13        36,490           2.41              2.46           0.37           69
------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (2.87)        2,059           2.03(e)           2.03(e)        1.42(e)        21
Year ended 10/31/08          (43.55)        2,077           1.70              1.70           1.88           38
Year ended 10/31/07           20.97         4,286           1.66              1.66           1.21           27
Year ended 10/31/06           25.86         3,560           1.77              1.77           1.63           21
Year ended 10/31/05           13.64         2,622           1.75              1.75           1.01           21
Year ended 10/31/04(f)        18.49         2,118           1.91(g)           1.93(g)        0.87(g)        69
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     (2.54)          623           1.53(e)           1.53(e)        1.92(e)        21
Year ended 10/31/08(f)       (16.27)          185           1.30(g)           1.30(g)        2.28(g)        38
------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 04/30/09     (2.68)       17,285           1.78(e)           1.78(e)        1.67(e)        21
Year ended 10/31/08          (43.44)       19,710           1.45              1.45           2.13           38
Year ended 10/31/07           21.29        44,428           1.41              1.41           1.46           27
Year ended 10/31/06           26.11        44,674           1.52              1.52           1.88           21
Year ended 10/31/05           13.92        46,988           1.50              1.50           1.26           21
Year ended 10/31/04           20.84        44,345           1.84              1.89           0.94           69
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     (2.41)      188,203           0.98(e)           0.98(e)        2.47(e)        21
Year ended 10/31/08          (43.08)      209,494           0.87              0.87           2.71           38
Year ended 10/31/07           21.89       405,507           0.88              0.88           1.99           27
Year ended 10/31/06           26.86       193,959           0.95              0.95           2.45           21
Year ended 10/31/05           14.53        73,018           0.98              0.98           1.78           21
Year ended 10/31/04(f)         7.97        16,421           1.07(g)           1.07(g)        1.71(g)        69
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $38,567, $9,003, $18,479, $1,799, $317, $17,155 and $182,873 for Class
     A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f) Commencement date of November 24, 2003, October 3, 2008 and April 30, 2004 for Class R, Class Y and Institutional Class shares, respectively.
(g)  Annualized.


17        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.



18        AIM INTERNATIONAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $972.90        $ 8.71      $1,015.97       $ 8.90       1.78%
---------------------------------------------------------------------------------------------------
        B            1,000.00        968.10         12.35       1,012.25        12.62       2.53
---------------------------------------------------------------------------------------------------
        C            1,000.00        968.50         12.35       1,012.25        12.62       2.53
---------------------------------------------------------------------------------------------------
        R            1,000.00        971.30          9.92       1,014.73        10.14       2.03
---------------------------------------------------------------------------------------------------
        Y            1,000.00        974.60          7.49       1,017.21         7.65       1.53
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        973.20          8.71       1,015.97         8.90       1.78
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL CORE EQUITY FUND

Supplement to Semiannual Report dated 4/30/09

AIM INTERNATIONAL CORE EQUITY FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 4/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception (4/30/04)                  1.21%   those shown. All returns assume
shareholders with a performance overview      5 Years                             1.21    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -38.52    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                          -2.41    fluctuate so your shares, when redeemed,
institutional investors, including defined   ==========================================   may be worth more or less than their
contribution plans that meet certain                                                      original cost. See full report for
criteria.                                    ==========================================   information on comparative benchmarks.
                                             AVERAGE ANNUAL TOTAL RETURNS                 Please consult your Fund prospectus for
                                             For periods ended 3/31/09, most recent       more information. For the most current
                                             calendar quarter-end                         month-end performance, please call
                                                                                          800 451 4246 or visit invescoaim.com.
                                             Inception (4/30/04)                 -1.22%
                                              1 Year                            -41.85
                                              6 Months*                         -30.39

                                             *  Cumulative total return that has not
                                                been annualized
                                             ==========================================

                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.87%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 31 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-ICE-INS-2   Invesco Aim Distributors, Inc.                                                      --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $975.90        $4.80       $1,019.93       $4.91        0.98%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL CORE EQUITY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                   invescoaim.com   I-ICE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]   AIM INTERNATIONAL GROWTH FUND
 --SERVICE MARK--    Semiannual Report to Shareholders o April 30, 2009

                                                              [MOUNTAIN GRAPHIC]

Fund Performance                  2
Letters to Shareholders           4
Schedule of Investments           5
Financial Statements              8
Notes to Financial Statements    11
Financial Highlights             17
Fund Expenses                    19

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 10/31/08 to 4/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   -0.06%
Class B Shares                                                                   -0.42
Class C Shares                                                                   -0.36
Class R Shares                                                                   -0.16
Class Y Shares                                                                    0.12
MSCI EAFE Index(Triangle) (Broad Market Index)                                   -2.64
MSCI EAFE Growth Index(Triangle) (Style-Specific Index)                          -5.22
Lipper International Multi-Cap Growth Funds Index(Triangle) (Peer Group Index)    2.24

(Triangle) Lipper Inc.

The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI EAFE --REGISTERED TRADEMARK-- GROWTH INDEX is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far
East.

   The LIPPER INTERNATIONAL MULTI-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper International Multi-Cap Growth
Funds category. These funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/ Citigroup World ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2   AIM INTERNATIONAL GROWTH FUND

==========================================   ==========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
As of 4/30/09, including maximum             As of 3/31/09, the most recent calendar      APPLICABLE CONTINGENT DEFERRED SALES
applicable sales charges                     quarter-end, including maximum applicable    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             sales charges                                CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (4/7/92)                   6.24%   CLASS A SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
10 Years                             1.45    Inception (4/7/92)                   5.85%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                             2.90    10 Years                             1.09    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                            -40.50     5 Years                             1.09    HAVE A FRONT-END SALES CHARGE; RETURNS
                                              1 YEAR                            -42.49    SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS B SHARES                                                                            REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
Inception (9/15/94)                  4.17%   CLASS B SHARES                               ON A TOTAL REDEMPTION OF RETIREMENT PLAN
10 Years                             1.44    Inception (9/15/94)                  3.72%   ASSETS WITHIN THE FIRST YEAR. CLASS Y
 5 Years                             2.95    10 Years                             1.08    SHARES DO NOT HAVE A FRONT-END SALES
 1 Year                            -40.59     5 Years                             1.12    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
                                              1 YEAR                            -42.57    IS AT NET ASSET VALUE.
CLASS C SHARES
Inception (8/4/97)                   1.57%   CLASS C SHARES                                  THE PERFORMANCE OF THE FUND'S SHARE
10 Years                             1.29    Inception (8/4/97)                    1.00%  CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years                             3.30    10 Years                             0.93    DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year                            -38.11     5 Years                             1.49    CLASS EXPENSES.
                                              1 YEAR                            -40.20
CLASS R SHARES                                                                               A REDEMPTION FEE OF 2% WILL BE IMPOSED
10 Years                             1.76%   CLASS R SHARES                               ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
 5 Years                             3.81    10 Years                             1.40%   THE FUND WITHIN 31 DAYS OF PURCHASE.
 1 Year                            -37.18     5 Years                             1.99    EXCEPTIONS TO THE REDEMPTION FEE ARE
                                              1 YEAR                            -39.28    LISTED IN THE FUND'S PROSPECTUS.
CLASS Y SHARES
10 Years                             2.04%   CLASS Y SHARES                               (1)  Total annual operating expenses less
 5 Years                             4.10    10 Years                             1.68%        any contractual fee waivers and/or
 1 Year                            -36.92     5 Years                             2.26         expense reimbursements by the advisor
==========================================    1 YEAR                            -39.07         in effect through at least June 30,
                                             ==========================================        2009. See current prospectus for more
                                                                                               information.
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    THE MOST RECENT MONTH-END PERFORMANCE.
2002. RETURNS SINCE THAT DATE ARE            PERFORMANCE FIGURES REFLECT REINVESTED
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
BLENDED RETURNS OF HISTORICAL CLASS R        AND THE EFFECT OF THE MAXIMUM SALES CHARGE
SHARE PERFORMANCE AND RESTATED CLASS A       UNLESS OTHERWISE STATED. PERFORMANCE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FIGURES DO NOT REFLECT DEDUCTION OF TAXES
THE INCEPTION DATE OF CLASS R SHARES) AT     A SHAREHOLDER WOULD PAY ON FUND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DISTRIBUTIONS OR SALE OF FUND SHARES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
R SHARES. CLASS A SHARES' INCEPTION DATE     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
IS APRIL 7, 1992.                            LOSS WHEN YOU SELL SHARES.

   CLASS Y SHARES' INCEPTION DATE IS            THE NET ANNUAL FUND OPERATING EXPENSE
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     RATIO SET FORTH IN THE MOST RECENT FUND
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
PERFORMANCE AND RESTATED CLASS A SHARE       CLASS Y SHARES WAS 1.45%, 2.20%, 2.20%,
PERFORMANCE (FOR PERIODS PRIOR TO THE        1.70% AND 1.20%, RESPECTIVELY.(1) THE
INCEPTION DATE OF CLASS Y SHARES) AT NET     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
ASSET VALUE. THE RESTATED CLASS A SHARE      SET FORTH IN THE MOST RECENT FUND
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     PROSPECTUS AS OF THE DATE OF THIS REPORT
APPLICABLE TO CLASS A SHARES AS WELL AS      FOR CLASS A, CLASS B, CLASS C, CLASS R AND
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    CLASS Y SHARES WAS 1.46%, 2.21%, 2.21%,
RECEIVED BY CLASS A SHARES. CLASS A          1.71% AND 1.21%, RESPECTIVELY. THE EXPENSE
SHARES' INCEPTION DATE IS APRIL 7, 1992.     RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   THE PERFORMANCE DATA QUOTED REPRESENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE        INCURRED DURING THE PERIOD COVERED BY THIS
COMPARABLE FUTURE RESULTS; CURRENT           REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT INVESCOAIM.COM FOR


3   AIM INTERNATIONAL GROWTH FUND

                       Dear Fellow Shareholders:

  [CROCKETT PHOTO]     Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. However, mutual funds generally are more diversified than other investments; as shareholders we invest not in a single security but in a portfolio of multiple securities. Mutual fund
   Bruce Crockett      investors also have the opportunity to diversify further among different types of funds that each deploy a different strategy and focus on different kinds of securities. To develop a diversified and disciplined investing plan that is right for you, I encourage you to consult an investment professional who has the knowledge and the tools to help you establish, implement, and monitor the plan. You may also visit the
                       Invesco Aim website at invescoaim.com to read timely market commentary from Invesco Aim management, strategists and portfolio managers. The site recently received a Gold Award for its user-friendly navigation and graphics from The Mutual Funds Monitor Awards, sponsored by Corporate Insight.

   As always, your Board of Trustees and Invesco Aim are committed to putting your interests first by controlling costs, monitoring investment performance and streamlining the investment management process. Your Board has already begun the annual review and management contract renewal process with the continuing goal of making AIM funds one of the best and most cost-effective ways for you to invest your hard-earned money.

   Please feel free to contact me in writing with your questions or concerns. You can send an email to me at
bruce@brucecrockett.com.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L.Crockett
Independent Chair, AIM Funds Board of Trustees

                       Dear Shareholders:

                       The past year was difficult to say the least for virtually all investors. Market indexes in the U.S. and around the globe declined sharply in 2008, and "market experts" remain divided on the markets' outlook.

                         Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe
   [TAYLOR PHOTO]      investors should work with their financial advisors to devise a goals-based financial strategy - a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it
    Philip Taylor      may help investors avoid emotion-driven, short-term investment mistakes.

                         None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance - a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my detailed market updates and my interview with Invesco's chief economist - as well as other market and fund commentaries by
Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us. All of us at Invesco Aim look forward to serving you.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco  Ltd.
CEO, Invesco Aim


4   AIM INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

April 30, 2009
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-84.11%

AUSTRALIA-3.27%

BHP Billiton Ltd.                                      1,611,179    $   38,784,640
----------------------------------------------------------------------------------
Cochlear Ltd.                                            681,139        24,600,690
----------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                 559,480         8,824,052
==================================================================================
                                                                        72,209,382
==================================================================================


BELGIUM-2.50%

Anheuser-Busch InBev N.V.(b)                           1,113,912             2,947
----------------------------------------------------------------------------------
Anheuser-Busch InBev N.V.-Ctfs.                        1,810,109        55,237,898
==================================================================================
                                                                        55,240,845
==================================================================================


CANADA-3.43%

Canadian National Railway Co.                            446,166        18,034,350
----------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          391,700        18,071,644
----------------------------------------------------------------------------------
EnCana Corp.                                             359,753        16,419,836
----------------------------------------------------------------------------------
Suncor Energy, Inc.                                      913,800        23,197,286
==================================================================================
                                                                        75,723,116
==================================================================================


DENMARK-1.79%

Novo Nordisk A.S.-Class B                                834,517        39,591,949
==================================================================================


FINLAND-0.65%

Nokia Oyj                                              1,004,211        14,309,799
==================================================================================


FRANCE-3.71%

Axa S.A.                                                 513,516         8,555,317
----------------------------------------------------------------------------------
BNP Paribas                                              450,351        23,706,986
----------------------------------------------------------------------------------
Cap Gemini S.A.                                          278,744        10,416,783
----------------------------------------------------------------------------------
Total S.A.                                               785,273        39,262,558
==================================================================================
                                                                        81,941,644
==================================================================================


GERMANY-5.51%

Bayer AG                                                 866,808        42,993,157
----------------------------------------------------------------------------------
Deutsche Boerse AG                                       158,244        11,678,469
----------------------------------------------------------------------------------
Merck KGaA                                               441,214        39,493,479
----------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                             128,530        27,434,067
==================================================================================
                                                                       121,599,172
==================================================================================


GREECE-0.68%

OPAP S.A.                                                483,355        14,987,681
==================================================================================


HONG KONG-3.24%

Esprit Holdings Ltd.                                   3,116,000        19,099,744
----------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                 5,753,000        33,773,131
----------------------------------------------------------------------------------
Li & Fung Ltd.                                         6,634,000        18,673,789
==================================================================================
                                                                        71,546,664
==================================================================================


INDIA-2.84%

Bharat Heavy Electricals Ltd.                            806,512        26,765,099
----------------------------------------------------------------------------------
Infosys Technologies Ltd.                              1,185,006        35,907,915
==================================================================================
                                                                        62,673,014
==================================================================================


IRELAND-0.81%

CRH PLC                                                  689,585        17,930,348
==================================================================================


ISRAEL-3.01%

Teva Pharmaceutical Industries Ltd.-ADR                1,512,906        66,401,444
==================================================================================


ITALY-3.54%

Eni S.p.A.                                             1,663,601        36,046,447
----------------------------------------------------------------------------------
Finmeccanica S.p.A.                                    2,978,742        41,981,919
==================================================================================
                                                                        78,028,366
==================================================================================


JAPAN-6.07%

Denso Corp.                                              715,300        16,835,307
----------------------------------------------------------------------------------
Fanuc Ltd.                                               311,200        22,405,094
----------------------------------------------------------------------------------
Hoya Corp.                                             1,223,100        21,108,811
----------------------------------------------------------------------------------
Keyence Corp.                                            132,100        23,269,802
----------------------------------------------------------------------------------
Nidec Corp.                                              519,700        28,512,811
----------------------------------------------------------------------------------
Toyota Motor Corp.                                       555,500        21,748,519
==================================================================================
                                                                       133,880,344
==================================================================================


MEXICO-3.02%

America Movil S.A.B de C.V.-Series L-ADR               1,234,799        40,563,147
----------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                                1,681,764        26,033,707
==================================================================================
                                                                        66,596,854
==================================================================================


NETHERLANDS-2.78%

Heineken Holding N.V.                                    648,455        15,316,846
----------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                           2,520,615        30,278,397
----------------------------------------------------------------------------------
TNT N.V.                                                 853,145        15,713,187
==================================================================================
                                                                        61,308,430
==================================================================================


NORWAY-0.33%

Petroleum Geo-Services A.S.A.(b)                       1,486,138         7,186,713
==================================================================================


PHILIPPINES-1.71%

Philippine Long Distance Telephone Co.                   829,050        37,749,678
==================================================================================


SINGAPORE-3.48%

Keppel Corp. Ltd.                                      7,058,000        28,221,167
----------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.               11,518,000        19,872,272
----------------------------------------------------------------------------------
United Overseas Bank Ltd.                              3,729,000        28,704,196
==================================================================================
                                                                        76,797,635
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
SPAIN-1.92%

Telefonica S.A.                                        2,227,715    $   42,291,236
==================================================================================


SWITZERLAND-8.72%

Nestle S.A.                                            1,689,454        54,939,147
----------------------------------------------------------------------------------
Roche Holding AG                                         515,527        65,259,440
----------------------------------------------------------------------------------
Sonova Holding AG                                        478,244        31,317,336
----------------------------------------------------------------------------------
Syngenta AG                                              191,896        40,936,241
==================================================================================
                                                                       192,452,164
==================================================================================


TAIWAN-1.36%

Taiwan Semiconductor Manufacturing Co. Ltd.           18,014,548        30,063,287
==================================================================================


TURKEY-0.62%

Akbank T.A.S.                                          3,575,363        13,746,906
==================================================================================


UNITED KINGDOM-19.12%

Aviva PLC                                              1,751,997         7,991,815
----------------------------------------------------------------------------------
BG Group PLC                                           1,412,112        22,694,958
----------------------------------------------------------------------------------
British American Tobacco PLC                           1,049,994        25,446,888
----------------------------------------------------------------------------------
Capita Group PLC                                       1,905,118        19,175,657
----------------------------------------------------------------------------------
Compass Group PLC                                      7,738,953        36,972,465
----------------------------------------------------------------------------------
Imperial Tobacco Group PLC                             2,393,737        54,703,959
----------------------------------------------------------------------------------
Informa PLC                                            3,652,069        15,910,668
----------------------------------------------------------------------------------
International Power PLC                                7,756,605        28,076,581
----------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                              970,628        38,207,364
----------------------------------------------------------------------------------
Reed Elsevier PLC                                      2,940,276        21,818,622
----------------------------------------------------------------------------------
Shire PLC                                              3,133,985        39,127,275
----------------------------------------------------------------------------------
Smith & Nephew PLC                                     1,406,322         9,935,783
----------------------------------------------------------------------------------
Tesco PLC                                              7,544,730        37,439,437
----------------------------------------------------------------------------------
Vodafone Group PLC                                    23,561,422        43,257,807
----------------------------------------------------------------------------------
WPP PLC                                                3,086,436        21,099,858
==================================================================================
                                                                       421,859,137
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,965,353,321)                                         1,856,115,808
==================================================================================



PREFERRED STOCKS-1.75%

BRAZIL-0.86%

Petroleo Brasileiro S.A.-ADR-Pfd.                        703,566        18,982,211
==================================================================================


GERMANY-0.89%

Porsche Automobil Holding S.E.-Pfd.                      275,038        19,694,741
==================================================================================
     Total Preferred Stocks (Cost $32,105,630)                          38,676,952
==================================================================================



MONEY MARKET FUNDS-11.55%

Liquid Assets Portfolio-Institutional Class(c)       127,409,205       127,409,205
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             127,409,205       127,409,205
==================================================================================
     Total Money Market Funds (Cost $254,818,410)                      254,818,410
==================================================================================
TOTAL INVESTMENTS-97.41% (Cost $2,252,277,361)                       2,149,611,170
==================================================================================
OTHER ASSETS LESS LIABILITIES-2.59%                                     57,244,010
==================================================================================
NET ASSETS-100.00%                                                  $2,206,855,180
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2009


-------------------------------------------------------------------------
Health Care                                                          16.3%
-------------------------------------------------------------------------
Consumer Staples                                                     12.8
-------------------------------------------------------------------------
Consumer Discretionary                                               11.8
-------------------------------------------------------------------------
Industrials                                                          10.2
-------------------------------------------------------------------------
Telecommunication Services                                            8.8
-------------------------------------------------------------------------
Energy                                                                8.2
-------------------------------------------------------------------------
Information Technology                                                7.4
-------------------------------------------------------------------------
Financials                                                            4.7
-------------------------------------------------------------------------
Materials                                                             4.4
-------------------------------------------------------------------------
Utilities                                                             1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                14.1
_________________________________________________________________________
=========================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,997,458,951)                         $1,894,792,760
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        254,818,410
==================================================================================
     Total investments, at value (Cost $2,252,277,361)               2,149,611,170
==================================================================================
Foreign currencies, at value (Cost $45,350,778)                         45,715,439
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      12,961,305
----------------------------------------------------------------------------------
  Fund shares sold                                                      15,207,230
----------------------------------------------------------------------------------
  Dividends                                                             11,837,444
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           61,095
----------------------------------------------------------------------------------
Other assets                                                                64,347
==================================================================================
     Total assets                                                    2,235,458,030
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 22,230,408
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 3,377,807
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                             1,636,961
----------------------------------------------------------------------------------
  Accrued other operating expenses                                       1,047,897
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         309,777
==================================================================================
     Total liabilities                                                  28,602,850
==================================================================================
Net assets applicable to shares outstanding                         $2,206,855,180
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $2,500,099,730
----------------------------------------------------------------------------------
Undistributed net investment income                                     13,621,412
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (204,471,859)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (102,394,103)
==================================================================================
                                                                    $2,206,855,180
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $1,413,140,357
__________________________________________________________________________________
==================================================================================
Class B                                                             $   57,942,041
__________________________________________________________________________________
==================================================================================
Class C                                                             $  107,441,388
__________________________________________________________________________________
==================================================================================
Class R                                                             $   39,806,928
__________________________________________________________________________________
==================================================================================
Class Y                                                             $   10,760,683
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $  577,763,783
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                 75,885,216
__________________________________________________________________________________
==================================================================================
Class B                                                                  3,347,227
__________________________________________________________________________________
==================================================================================
Class C                                                                  6,201,088
__________________________________________________________________________________
==================================================================================
Class R                                                                  2,157,026
__________________________________________________________________________________
==================================================================================
Class Y                                                                    577,070
__________________________________________________________________________________
==================================================================================
Institutional Class                                                     30,635,756
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $        18.62
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $18.62 divided by 94.50%)                  $        19.70
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $        17.31
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $        17.33
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $        18.45
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $        18.65
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $        18.86
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,761,645)                         $  28,030,429
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                           1,678,801
================================================================================================
     Total investment income                                                          29,709,230
================================================================================================


EXPENSES:

Advisory fees                                                                          9,143,268
------------------------------------------------------------------------------------------------
Administrative services fees                                                             234,111
------------------------------------------------------------------------------------------------
Custodian fees                                                                           477,641
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,686,294
------------------------------------------------------------------------------------------------
  Class B                                                                                319,382
------------------------------------------------------------------------------------------------
  Class C                                                                                538,684
------------------------------------------------------------------------------------------------
  Class R                                                                                 86,099
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                2,714,323
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     228,756
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 45,611
------------------------------------------------------------------------------------------------
Other                                                                                    433,581
================================================================================================
     Total expenses                                                                   15,907,750
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (183,519)
================================================================================================
     Net expenses                                                                     15,724,231
================================================================================================
Net investment income                                                                 13,984,999
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             (169,464,558)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                  (2,076,670)
================================================================================================
                                                                                    (171,541,228)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(292,143))             150,420,530
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                   1,499,886
================================================================================================
                                                                                     151,920,416
================================================================================================
Net realized and unrealized gain (loss)                                              (19,620,812)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $  (5,635,813)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2009 and the year ended October 31, 2008 (Unaudited)



                                                                             APRIL 30,         OCTOBER 31,
                                                                                2009               2008
------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   13,984,999    $    49,256,440
------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (171,541,228)       (22,798,387)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        151,920,416     (1,917,530,578)
============================================================================================================
     Net increase (decrease) in net assets resulting from operations           (5,635,813)    (1,891,072,525)
============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (30,050,901)       (13,953,858)
------------------------------------------------------------------------------------------------------------
  Class B                                                                        (549,705)                --
------------------------------------------------------------------------------------------------------------
  Class C                                                                        (889,900)                --
------------------------------------------------------------------------------------------------------------
  Class R                                                                        (569,057)          (166,196)
------------------------------------------------------------------------------------------------------------
  Class Y                                                                         (53,454)                --
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (14,874,375)        (6,882,893)
============================================================================================================
     Total distributions from net investment income                           (46,987,392)       (21,002,947)
============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              --       (147,126,696)
------------------------------------------------------------------------------------------------------------
  Class B                                                                              --        (13,395,707)
------------------------------------------------------------------------------------------------------------
  Class C                                                                              --        (15,052,389)
------------------------------------------------------------------------------------------------------------
  Class R                                                                              --         (2,583,518)
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                  --        (42,444,892)
============================================================================================================
     Total distributions from net realized gains                                      --        (220,603,202)
============================================================================================================
Share transactions-net:
  Class A                                                                      (4,383,954)       (35,569,162)
------------------------------------------------------------------------------------------------------------
  Class B                                                                     (17,425,356)       (76,697,974)
------------------------------------------------------------------------------------------------------------
  Class C                                                                     (14,989,245)       (17,905,343)
------------------------------------------------------------------------------------------------------------
  Class R                                                                       5,341,018         15,737,049
------------------------------------------------------------------------------------------------------------
  Class Y                                                                       7,459,721          2,980,628
------------------------------------------------------------------------------------------------------------
  Institutional Class                                                          64,367,038        154,809,196
============================================================================================================
     Net increase in net assets resulting from share transactions              40,369,222         43,354,394
============================================================================================================
     Net increase (decrease) in net assets                                    (12,253,983)    (2,089,324,280)
============================================================================================================


NET ASSETS:

  Beginning of period                                                       2,219,109,163      4,308,433,443
============================================================================================================
  End of period (includes undistributed net investment income of
     $13,621,412 and $46,623,805, respectively)                            $2,206,855,180    $ 2,219,109,163
____________________________________________________________________________________________________________
============================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM INTERNATIONAL GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


12        AIM INTERNATIONAL GROWTH FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2009, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended April 30, 2009, the Advisor waived advisory fees of $168,776.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,819.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2009, IADI advised the Fund that IADI retained $40,933 in front-end sales commissions from the sale

13        AIM INTERNATIONAL GROWTH FUND
of Class A shares and $12,828, $70,477, $11,071 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $  725,982,918
--------------------------------------
Level 2                  1,423,628,252
--------------------------------------
Level 3                             --
======================================
                        $2,149,611,170
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $12,924.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2009, the Fund paid legal fees of $5,492 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


14        AIM INTERNATIONAL GROWTH FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $29,246,801 of capital loss carryforward in the fiscal year ending October 31, 2009.

  The Fund had a capital loss carryforward as of October 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $ 5,995,076
-----------------------------------------------------------------------------------------------
October 31, 2016                                                                    23,251,725
===============================================================================================
Total capital loss carryforward                                                    $29,246,801
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2009 was $285,293,232 and $316,855,807, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 240,546,244
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (346,896,264)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(106,350,020)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $2,255,961,190.




15        AIM INTERNATIONAL GROWTH FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 APRIL 30, 2009(a)                  OCTOBER 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   13,976,598     $ 247,386,546      19,910,599     $ 565,878,754
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      181,007         2,976,862         709,506        18,970,270
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      564,537         9,343,885       1,508,599        41,270,149
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      678,476        11,849,757       1,103,116        31,288,523
--------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   475,377         8,011,127         134,135         2,998,043
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        7,320,100       130,394,476      10,030,019       289,520,256
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,521,665        27,146,521       4,687,277       147,930,456
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       31,079           516,839         426,643        12,470,766
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       49,591           825,695         477,714        13,977,906
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       32,142           568,908          87,982         2,748,565
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        2,893            51,635              --                --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          800,447        14,432,059       1,506,370        48,158,659
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                      611,974        10,800,604       2,175,520        61,688,875
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (658,856)      (10,800,604)     (2,356,007)      (61,688,875)
==========================================================================================================================
Reacquired:(c)
  Class A(b)                                               (16,526,897)     (289,717,625)    (29,755,552)     (811,067,247)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (628,000)      (10,118,453)     (1,802,439)      (46,450,135)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,552,426)      (25,158,825)     (2,935,314)      (73,153,398)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (405,399)       (7,077,647)       (675,005)      (18,300,039)
--------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (34,456)         (603,041)           (879)          (17,415)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (4,689,540)      (80,459,497)     (6,783,940)     (182,869,719)
==========================================================================================================================
Net increase (decrease) in share activity                    1,750,312     $  40,369,222      (1,551,656)    $  43,354,394
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
          In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     133,308      $ 2,980,767
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (133,308)      (2,980,767)
     ____________________________________________________________________________________________________
     ====================================================================================================



(c) Net of redemption fees of $76,242 and $146,051 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively.


16        AIM INTERNATIONAL GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09    $19.04     $ 0.11       $ (0.14)      $ (0.03)    $(0.39)       $   --         $(0.39)       $18.62
Year ended 10/31/08           36.57       0.40        (15.91)       (15.51)     (0.18)        (1.84)         (2.02)        19.04
Year ended 10/31/07           27.85       0.28          8.72          9.00      (0.19)        (0.09)         (0.28)        36.57
Year ended 10/31/06           21.63       0.14          6.26          6.40      (0.18)           --          (0.18)        27.85
Year ended 10/31/05           18.16       0.11          3.36          3.47         --            --             --         21.63
Year ended 10/31/04           15.23       0.05          2.90          2.95      (0.02)           --          (0.02)        18.16
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     17.52       0.04         (0.12)        (0.08)     (0.13)           --          (0.13)        17.31
Year ended 10/31/08           33.88       0.17        (14.69)       (14.52)        --         (1.84)         (1.84)        17.52
Year ended 10/31/07           25.84       0.03          8.10          8.13         --         (0.09)         (0.09)        33.88
Year ended 10/31/06           20.08      (0.05)         5.83          5.78      (0.02)           --          (0.02)        25.84
Year ended 10/31/05           16.99      (0.03)         3.12          3.09         --            --             --         20.08
Year ended 10/31/04           14.32      (0.07)         2.74          2.67         --            --             --         16.99
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     17.53       0.04         (0.11)        (0.07)     (0.13)           --          (0.13)        17.33
Year ended 10/31/08           33.91       0.17        (14.71)       (14.54)        --         (1.84)         (1.84)        17.53
Year ended 10/31/07           25.86       0.03          8.11          8.14         --         (0.09)         (0.09)        33.91
Year ended 10/31/06           20.10      (0.05)         5.83          5.78      (0.02)           --          (0.02)        25.86
Year ended 10/31/05           17.00      (0.03)         3.13          3.10         --            --             --         20.10
Year ended 10/31/04           14.33      (0.07)         2.74          2.67         --            --             --         17.00
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     18.80       0.09         (0.13)        (0.04)     (0.31)           --          (0.31)        18.45
Year ended 10/31/08           36.18       0.32        (15.74)       (15.42)     (0.12)        (1.84)         (1.96)        18.80
Year ended 10/31/07           27.58       0.20          8.63          8.83      (0.14)        (0.09)         (0.23)        36.18
Year ended 10/31/06           21.43       0.07          6.21          6.28      (0.13)           --          (0.13)        27.58
Year ended 10/31/05           18.04       0.07          3.32          3.39         --            --             --         21.43
Year ended 10/31/04           15.14       0.01          2.89          2.90         --            --             --         18.04
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09     19.04       0.13         (0.12)         0.01      (0.40)           --          (0.40)        18.65
Year ended 10/31/08(f)        22.36       0.02         (3.34)        (3.32)        --            --             --         19.04
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09     19.36       0.16         (0.14)         0.02      (0.52)           --          (0.52)        18.86
Year ended 10/31/08           37.14       0.52        (16.17)       (15.65)     (0.29)        (1.84)         (2.13)        19.36
Year ended 10/31/07           28.26       0.42          8.84          9.26      (0.29)        (0.09)         (0.38)        37.14
Year ended 10/31/06           21.97       0.25          6.35          6.60      (0.31)           --          (0.31)        28.26
Year ended 10/31/05           18.34       0.25          3.38          3.63         --            --             --         21.97
Year ended 10/31/04           15.37       0.15          2.93          3.08      (0.11)           --          (0.11)        18.34
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                           RATIO OF          RATIO OF
                                                           EXPENSES          EXPENSES
                                                          TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                          NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                         NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(c)   (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(d)
--------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 04/30/09     (0.06)%    $1,413,140          1.57%(e)          1.59%(e)        1.29%(e)       16%
Year ended 10/31/08          (47.34)      1,452,469          1.44              1.45            1.38           38
Year ended 10/31/07           32.55       2,899,666          1.44              1.47            0.87           22
Year ended 10/31/06           29.73       1,908,453          1.54              1.58            0.53           37
Year ended 10/31/05           19.11       1,447,049          1.69              1.74            0.54           37
Year ended 10/31/04           19.40       1,288,548          1.70              1.74            0.27           54
--------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 04/30/09     (0.42)         57,942          2.32(e)           2.34(e)         0.54(e)        16
Year ended 10/31/08          (45.03)         77,465          2.19              2.20            0.63           38
Year ended 10/31/07           31.55         252,203          2.19              2.22            0.12           22
Year ended 10/31/06           28.80         247,939          2.29              2.33           (0.22)          37
Year ended 10/31/05           18.19         250,056          2.41              2.46           (0.18)          37
Year ended 10/31/04           18.64         301,380          2.40              2.44           (0.43)          54
--------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 04/30/09     (0.36)        107,441          2.32(e)           2.34(e)         0.54(e)        16
Year ended 10/31/08          (45.05)        125,172          2.19              2.20            0.63           38
Year ended 10/31/07           31.57         274,266          2.19              2.22            0.12           22
Year ended 10/31/06           28.78         183,360          2.29              2.33           (0.22)          37
Year ended 10/31/05           18.24         132,387          2.41              2.46           (0.18)          37
Year ended 10/31/04           18.63         116,136          2.40              2.44           (0.43)          54
--------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 04/30/09     (0.16)         39,807          1.82(e)           1.84(e)         1.04(e)        16
Year ended 10/31/08          (44.78)         34,821          1.69              1.70            1.13           38
Year ended 10/31/07           32.21          48,321          1.69              1.72            0.62           22
Year ended 10/31/06           29.41          19,070          1.79              1.83            0.28           37
Year ended 10/31/05           18.79           8,700          1.91              1.96            0.32           37
Year ended 10/31/04           19.15           2,450          1.90              1.94            0.07           54
--------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 04/30/09      0.12          10,761          1.32(e)           1.34(e)         1.54(e)        16
Year ended 10/31/08(f)       (14.85)          2,537          1.25(g)           1.27(g)         1.57(g)        38
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 04/30/09      0.23         577,764          1.06(e)           1.08(e)         1.80(e)        16
Year ended 10/31/08          (44.38)        526,647          1.03              1.04            1.79           38
Year ended 10/31/07           33.13         833,977          1.02              1.05            1.30           22
Year ended 10/31/06           30.32         288,408          1.08              1.12            0.99           37
Year ended 10/31/05           19.79          98,912          1.07              1.12            1.16           37
Year ended 10/31/04           20.15          13,345          1.13              1.17            0.84           54
____________________________________________________________________________________________________________________
====================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $1,360,215, $64,406, $108,630, $34,725, $4,830 and $520,286 for Class A,
     Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)  Commencement date of October 3, 2008.
(g)  Annualized.


17        AIM INTERNATIONAL GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. At this time, management of Invesco Aim and the Fund are unable to estimate the residual distribution to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.





18        AIM INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $  999.40       $ 7.78      $1,017.01       $ 7.85       1.57%
---------------------------------------------------------------------------------------------------
        B            1,000.00         995.80        11.48       1,013.29        11.58       2.32
---------------------------------------------------------------------------------------------------
        C            1,000.00         996.40        11.48       1,013.29        11.58       2.32
---------------------------------------------------------------------------------------------------
        R            1,000.00         998.40         9.02       1,015.77         9.10       1.82
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,001.20         6.55       1,018.25         6.61       1.32
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL GROWTH FUND

Supplement to Semiannual Report dated 4/30/09

AIM INTERNATIONAL GROWTH FUND

                                             ==========================================
                                             AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
INSTITUTIONAL CLASS SHARES                   For periods ended 4/30/09                    on certain redemptions or exchanges out of
                                                                                          the Fund within 31 days of purchase.
The following information has been           Inception (3/15/02)                  5.02%   Exceptions to the redemption fee are
prepared to provide Institutional Class       5 Years                             4.57    listed in the Fund's prospectus.
shareholders with a performance overview      1 Year                            -36.71
specific to their holdings. Institutional     6 Months*                           0.23       Please note that past performance is
Class shares are offered exclusively to      ==========================================   not indicative of future results. More
institutional investors, including defined                                                recent returns may be more or less than
contribution plans that meet certain         ==========================================   those shown. All returns assume
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 reinvestment of distributions at NAV.
                                             For periods ended 3/31/09, most recent       Investment return and principal value will
                                             calendar quarter-end                         fluctuate so your shares, when redeemed,
                                                                                          may be worth more or less than their
                                             Inception (3/15/02)                  4.08%   original cost. See full report for
                                              5 Years                             2.74    information on comparative benchmarks.
                                              1 Year                            -38.85    Please consult your Fund prospectus for
                                              6 Months*                         -24.46    more information. For the most current
                                                                                          month-end performance, please call 800
                                             *  Cumulative total return that has not      4514246 or visit invescoaim.com.
                                                been annualized
                                             ==========================================   (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                             Institutional Class shares have no sales         expense reimbursements by the advisor
                                             charge; therefore, performance is at net         in effect through at least June
                                             asset value (NAV). Performance of                30,2009. See current prospectus for
                                             Institutional Class shares will differ           more information.
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.04%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.05%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   IGR-INS-2   Invesco Aim Distributors, Inc.                                                        --SERVICE MARK--

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008, through April 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/08)   (04/30/09)(1)   PERIOD(2)     (04/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,002.30       $5.26       $1,019.54       $5.31        1.06%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2008, through April 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL GROWTH FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents
   trees used to produce paper.                                        will be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home
   expenses and put more capital back in your fund's returns.          computer with a few clicks of your mouse.


This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim --SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco
Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           [INVESCO AIM LOGO]
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco                --SERVICE MARK--
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   IGR-SAR-1   Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

              There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

              Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

              Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

              Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

              Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

              Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 6, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 6, 2009


By: /s/ Sheri Morris
    --------------------------------
    Sheri Morris
    Principal Financial Officer

Date: July 6, 2009

                                  EXHIBIT INDEX


12(a) (1)      Not applicable.

12(a) (2)      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
               Investment Company Act of 1940.

12(a) (3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.